As filed with the Securities and Exchange Commission on December 13, 1996
Registration Nos. 33-54748
811-7348

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

Pre-Effective Amendment No. ----   [   ]

   Post-Effective Amendment No. 21     [ X ]
								   ----

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940[ X ]

   Amendment No. 23     [ X ]
							----

(Check appropriate box or boxes)

The Munder Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan  48009
(Address of Principal Executive Offices)  (Zip code)

Registrant's Telephone Number:  (810) 647-9200

Teresa M.R. Hamlin, Esq.
First Data Investor Services Group, Inc.
One Exchange Place, 8th Floor
Boston, Massachusetts 02109

Copies to:

Lisa Anne Rosen, Esq.	Paul F. Roye, Esq.
Munder Capital Management	Dechert Price & Rhoads
480 Pierce Street	1500 K Street, NW
Birmingham, Michigan 48009	Washington, DC 20005

    [X]  It is proposed that this filing will become effective
December 14, 1996 pursuant to paragraph (b) of Rule 485

	The Registrant has elected to register an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1996 on August 29, 1996.


THE MUNDER FUNDS, INC.

CROSS-REFERENCE SHEET

Pursuant to Rule 495(a)

   Prospectus for The Munder Funds, Inc.
(The Munder Short Term Treasury Fund Class A, B and C Shares)

Part A
------

		Item							Heading
		----							-------

	1.	Cover Page						Cover Page

	2.	Synopsis						Prospectus
Summary; Expense Table

   	3.	Condensed Financial Information			Not
Applicable

	4.	General Description of Registrant			Cover
Page; The Fund; Prospectus Summary; Investment Objective and
Policies; Portfolio Instruments and Practices and Associated Risk
Factors; Description of Shares

	5.	Management of the Fund				Management;
Investment Objective and Policies; Dividends and Distributions;
Performance

	6.	Capital Stock and Other Securities
	Management; How to Purchase Shares; How to Redeem Shares;
Dividends and Distributions; Taxes; Description of Shares

	7.	Purchase of Securities Being 				How to
Purchase
		Offered						Shares; Net
Asset Value

	8.	Redemption or Repurchase				How to
Redeem Shares

	9.	Pending Legal Proceedings				Not
Applicable


THE MUNDER FUNDS, INC.

CROSS-REFERENCE SHEET

Pursuant to Rule 495(a)

   Prospectus for The Munder Funds, Inc.
(The Munder Short Term Treasury Fund Class K Shares)

Part A
------

		Item							Heading
		----							-------

	1.	Cover Page						Cover Page

	2.	Synopsis						Expense
Table

   	3.	Condensed Financial Information			Not
Applicable

	4.	General Description of Registrant			Cover
Page; The Fund; Investment Objective and Policies; Portfolio
Instruments and Practices and Associated Risk Factors; Description of Shares

	5.	Management of the Fund				Management;
Investment Objective and Policies; Dividends and Distributions;
Performance

	6.	Capital Stock and Other Securities
	Management; Purchases and Redemptions of Shares; Dividends and Distributions; Taxes; Description of Shares

	7.	Purchase of Securities Being
	Purchases and
		Offered						Redemptions
of Shares; Net Asset Value

	8.	Redemption or Repurchase
	Purchases and Redemptions of Shares

	9.	Pending Legal Proceedings				Not
Applicable


THE MUNDER FUNDS, INC.

CROSS REFERENCE SHEET

Pursuant to Rule 495(a)

   Prospectus to The Munder Funds, Inc.
(The Munder Short Term Treasury Fund Class Y Shares)

Part A
------

		Item							Heading
		----							-------

	1.	Cover Page						Cover Page

	2.	Synopsis						Expense
Table

   	3.	Condensed Financial Information			Not
Applicable

	4.	General Description of Registrant			Cover
Page; The Fund; Investment Objective and Policies; Portfolio
Instruments and Practices and Associated Risk Factors; Description of Shares

	5.	Management of the Fund				Management;
Investment Objective and Policies; Dividends and Distributions;
Performance

	6.	Capital Stock and Other Securities
	Management; Purchases and Redemptions of Shares; Dividends and Distributions; Taxes; Description of Shares

	7.	Purchase of Securities Being
	Purchases and
		Offered						Redemptions
of Shares; Net Asset Value

	8.	Redemption or Repurchase
	Purchases and Redemptions of Shares

	9.	Pending Legal Proceedings				Not
Applicable


Part B
------

	10.	Cover Page						Cover Page

	11.	Table of Contents					Table of
Contents

   	12.	General Information and History			See
Prospectus --"The Fund" and "Management;" General; Directors and
Officers

	13.	Investment Objectives and Policies			Fund
Investments; Additional Investment Limitations; Portfolio
Transactions

	14.	Management of the Fund				See
Prospectus --"Management;" Directors and Officers; Miscellaneous

	15.	Control Persons and Principal				See
Prospectus --
		Holders of Securities
	"Management;" Miscellaneous

	16.	Investment Advisory and Other			Investment
Advisory
		  Services						and Other
Service Arrangements; See Prospectus --"Management"

	17.	Brokerage Allocation and Other
	Portfolio
		Practices 						Transactions

	18.	Capital Stock and Other Securities			See
Prospectus --"Description of Shares" and "Management;" Additional
Information Concerning Shares

	19.	Purchase, Redemption and Pricing
	Purchase and
	  	of Securities Being Offered
	Redemption Information; Net Asset Value; Additional
Information Concerning Shares

	20.	Tax Status						Taxes



	21.	Underwriters
	Investment Advisory
									and Other
Service
									Agreements

	22.	Calculation of Performance Data
	Performance Information

   	23.	Financial Statements					Not
Applicable



THE MUNDER FUNDS, INC.

   The purpose of this Post-Effective Amendment filing is to respond to make non-material language changes that the Registrant deems appropriate.

The Prospectuses for the Multi-Season Growth Fund, Real Estate Equity Investment Fund, Mid-Cap Growth Fund, Value Fund, Money Market Fund, International Bond Fund, Small-Cap Value Fund, Equity Selection Fund, Micro-Cap Equity Fund and NetNet Fund (collectively, the "Existing Munder Funds") are not included in this filing. The Statements of Additional Information for the Existing Munder Funds are not included in this filing.

                     MUNDER SHORT TERM TREASURY FUND
                               480 PIERCE STREET
                          BIRMINGHAM, MICHIGAN 48009
                           TELEPHONE (800) 438-5789

PROSPECTUS

CLASS A, CLASS B AND CLASS C SHARES

  The Munder Short Term Treasury Fund (the "Fund") is a series of shares issued by The Munder Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment objective is to provide shareholders with a high level of current income consistent with capital preservation. The Fund seeks to achieve its objective by investing only in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. There can be no assurance that the Fund's investment objective will be achieved. The net asset value per share of the Fund will fluctuate in response to changes in market conditions and other factors.

  Munder Capital Management (the "Advisor") serves as investment advisor to the Fund.

  This Prospectus contains the information that a prospective investor should know before investing in the Fund. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated December 14, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Fund at
(800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.

            The date of this Prospectus is December 14, 1996.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Prospectus Summary.........................................................   3
The Fund
  Expense Table............................................................   5
  Investment Objective and Policies........................................   6
  Portfolio Instruments and Practices and Associated Risk Factors..........   6
  Investment Limitations...................................................   8
How to Do Business with Us
  How to Purchase Shares...................................................   9
  How to Redeem Shares.....................................................  14
  Conversion of Class B Shares.............................................  17
  How to Exchange Shares...................................................  17
  Dividends and Distributions..............................................  18
Other Information
  Net Asset Value..........................................................  19
  Management...............................................................  20
  Taxes....................................................................  22
  Description of Shares....................................................  23
  Performance..............................................................  23
  Shareholder Account Information..........................................  25

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION, OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR, FUNDS DISTRIBUTOR, INC. (THE "DISTRIBUTOR"). THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              PROSPECTUS SUMMARY

  The following summary is qualified in its entirety by the more detailed information appearing in this Prospectus.

INVESTMENT OBJECTIVE

  The investment objective of the Munder Short Term Treasury Fund is to provide investors with a high level of current income consistent with capital preservation. The Fund seeks to achieve its objective by investing only in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. There is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENTS

  Under normal market conditions, 100% of the Fund's assets are invested in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio is not expected to exceed two years.

INVESTMENT RISKS AND SPECIAL CONSIDERATIONS

  The Fund is not a money market fund and, although it seeks to maintain minimum fluctuation of principal value, no assurance can be given that, when an investor desires to redeem Fund shares, the then-current net asset value per share will be at or greater than the net asset value per share at the time of purchase.

  The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized. See "Portfolio Instruments and Practices and Associated Risk Factors."

PURCHASE PLANS

  This Prospectus offers three classes, "Class A," "Class B," and "Class C," respectively, of shares ("Shares") to investors. Investors may select Class A shares, Class B shares or Class C shares, each with different expense levels and with a public offering price that reflects different sales charges. Purchases in excess of $250,000 must be for Class A shares or Class C shares. The Fund also offers two additional classes of Shares, Class K Shares and Class Y Shares. These classes of the Fund may have different sales charges and expense levels, which may affect performance. Investors may call the Fund at
(800) 438-5789 for more information concerning Class K Shares and Class Y
Shares.

CLASS A SHARES

  Offered at net asset value plus a maximum initial sales charge of 4%. Class A shares of the Fund pay a shareholder servicing fee at the annual rate of
 .25% of the value of average daily net assets. See "How to Purchase Shares."

CLASS B SHARES

  Offered at net asset value per share subject to a contingent deferred sales charge ("CDSC") imposed on certain redemptions made within six years of the date of purchase at the maximum rate of 5% of the lesser of the shares' net asset value or original purchase price. Class B shares of the Fund are subject to shareholder servicing and distribution fees at the annual rate of 1% of the value of average daily net assets. Class B shares will convert automatically to Class A shares, based on relative net asset value, at the end of six years after the date of original purchase. See "How to Purchase Shares."

CLASS C SHARES

  Offered at net asset value per share subject to a CDSC imposed on certain redemptions made within one year of the date of purchase at the rate of 1% of the lesser of the shares' net asset value or original purchase price. Class C shares of the Fund are subject to shareholder servicing and distribution fees at the annual rate of 1% of the value of average daily net assets.

PURCHASING SHARES

  Class A shares, Class B shares and Class C shares of the Fund are offered continuously and may be purchased from the Distributor through certain broker-dealers and other financial institutions or through First Data Investor Services Group, Inc. (the "Transfer Agent"). Shares of the Fund are subject to the applicable sales charge or CDSC. See "How to Purchase Shares."

MINIMUM INVESTMENT

  $1,000 minimum investment ($50 through Automatic Investment Plan). $50 minimum for subsequent purchases.

EXCHANGE PRIVILEGES

  Shares may be exchanged for shares of the same class of other funds of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust subject to any applicable sales charge. See "How to Exchange Shares."

REINVESTMENT

  Automatic reinvestment of dividends and capital gains without a sales charge or CDSC unless a shareholder elects to receive cash.

OTHER FEATURES

     CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
     --------------             --------------            --------------
Automatic Investment Plan  Automatic Investment Plan Automatic Investment Plan
Automatic Withdrawal Plan  Automatic Withdrawal Plan Automatic Withdrawal Plan
Retirement Plans           Retirement Plans          Retirement Plans
Telephone Exchanges        Telephone Exchanges       Telephone Exchanges
Rights of Accumulation     Reinvestment Privilege    Reinvestment Privilege
Letter of Intent
Quantity Discounts
Reinvestment Privilege
Free Checkwriting

DIVIDENDS AND OTHER DISTRIBUTIONS

  Dividends are declared daily and paid monthly for the Fund; capital gains are distributed at least annually.

NET ASSET VALUE

  Determined once daily for the Fund on each Business Day (as defined below).

REDEEMING SHARES

  Class A shares of the Fund may be redeemed at net asset value per share by mail, telephone or check. Certain redemptions of Class A shares may be subject to a CDSC. Class B and Class C shares are redeemable at net asset value less any applicable CDSC by mail or telephone. See "How to Redeem Shares."

INVESTMENT ADVISOR

  As investment advisor for the Fund, Munder Capital Management provides overall investment management for the Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains records relating to such purchases and sales, and provides reports to the Board of Directors. See "Management--Investment Advisor."

DISTRIBUTOR

  Funds Distributor, Inc.

                                 EXPENSE TABLE

  The following table sets forth certain costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund based on estimated operating expenses for the current fiscal year.

                                   CLASS A SHARES CLASS B SHARES CLASS C SHARES
                                   -------------- -------------- --------------
Shareholder transaction expenses:
 Maximum sales load on purchases..      4.00%          None           None
 Maximum sales load on reinvested
  dividends.......................      None           None           None
 Maximum contingent deferred sales
  charge..........................      None(1)        5.00%          1.00%(2)
 Redemption fees..................      None           None           None
 Exchange fees....................      None           None           None
Annual operating expenses:
 (as a percentage of average net
 assets)
 Advisory fees....................       .25%           .25%           .25%
 12b-1 fees.......................       .25%          1.00%(3)       1.00%(3)
 Other expenses...................       .25%           .25%           .25%
                                        ----           ----           ----
 Total Fund operating expenses....       .75%          1.50%          1.50%
                                        ====           ====           ====

--------
(1) A deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares that were purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "How to Purchase Shares."
(2) A deferred sales charge of up to 1.00% is assessed on redemption of Class C shares made within the first year of investing.
(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

  The initial sales charge applicable to Class A shares set forth in the above table is the maximum charge imposed upon the purchase of Class A shares. Reductions and waivers from sales loads are described under "How to Purchase Shares." The CDSC applicable to Class B shares set forth in the above table is the maximum sales load applicable imposed upon redemption of Class B shares. Waivers of CDSC are described under "How to Redeem Shares."

  "Other expenses" in the above table include administrator fees, custodial fees, legal and accounting fees, printing costs, registration fees, fees for any portfolio valuation service, the cost of regulatory compliance, the costs of maintaining the Fund's legal existence and the costs involved with communicating with shareholders. The amount of "Other expenses" in the expense table above is based on estimated expenses and projected assets for the current fiscal year. The nature of the services for which the Fund is obligated to pay advisory fees is described under "Management." Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Fund are in addition to the expenses shown in the above Expense Table and the Example shown below. The Transfer Agent may deduct a wire redemption fee of $7.50 for wire redemptions under $5,000.

 Example

  The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based on payment by the Fund of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

                                                                   1 YEAR 3 YEAR
                                                                   ------ ------
An investor would pay the following expenses on a $1,000
 investment, assuming a hypothetical 5% annual return:
 Class A Shares(1)...............................................   $47    $63
 Class B Shares
 Assuming redemption at end of the period(2).....................   $65    $77
 Assuming no redemption at end of the period.....................   $15    $47
 Class C Shares
 Assuming redemption at end of the period(3).....................   $25    $47
 Assuming no redemption at end of the period.....................   $15    $47

--------
(1) Assumes deduction at the time of purchase of the maximum initial sales charge and redemption at the end of the time period shown.
(2) Assumes deduction at the time of redemption of the maximum applicable CDSC. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."
(3) Assumes redemption at the end of time period shown and is subject to a CDSC for redemptions made within one year of date of purchase.

  The foregoing Expense Table and Example are intended to assist investors in understanding the various shareholder transaction expenses and operating expenses of the Fund that investors bear either directly or indirectly.

  THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                   THE FUND

  The Munder Short Term Treasury Fund (the "Fund") is a series of shares issued by the Company, an open-end management investment company. The Company was organized under the laws of the State of Maryland on November 18, 1992 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                       INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is to provide shareholders with a high level of current income consistent with capital preservation. The Fund seeks to achieve its objective by investing only in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. Under normal market conditions, the Fund will invest 100% of its total assets in these securities. Under normal circumstances, the Fund will enter into repurchase agreements with maturities of seven days or less and will invest in securities with remaining maturities of three years or less. The dollar-weighted average maturity of the Fund's portfolio is not expected to exceed two years. The Fund also may borrow money for temporary purposes and to meet redemption requests and may enter into reverse repurchase agreements. In addition, the Fund may lend portfolio securities, purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. See "Portfolio Instruments and Practices and Associated Risk Factors." There can be no assurance that the Fund's investment objective will be achieved.

  The Fund is not a money market fund and, although it seeks to maintain minimum fluctuation of principal value, no assurance can be given that, when an investor desires to redeem Fund shares, the then-current net asset value per share will be at or greater than the net asset value per share at the time of purchase.

  The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

        PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK FACTORS

  U.S. Treasury Securities. Securities purchased by the Fund are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the U.S. government. These securities presently consist of U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities greater than ten years.

  Zero Coupon Treasury Securities. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

  The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

  Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

  Repurchase Agreements. The Fund may agree to purchase U.S. Treasury securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with which the Fund may enter into repurchase agreements include member banks of the Federal Reserve system, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

  Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. However, the Fund is authorized to borrow money in amounts up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowing by the Fund creates an opportunity for greater total return but, at the same time, increases exposure to capital risk. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. However, the Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.

  Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

  When-Issued Purchases and Forward Commitments. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. The Fund will establish a segregated account consisting of cash, U.S. Government securities or other high grade debt obligations in an amount equal to the amount of its when-issued purchases and forward commitments. The Fund's when-issued purchases and forward purchase commitments are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objective.

  Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in the recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially.

  Portfolio Transactions and Turnover. All orders for the purchase or sale of securities on behalf of the Fund are placed by the Advisor with broker/dealers that the Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund's investment objective and policies. It is anticipated that the Fund's annual portfolio turnover rate will range from 100% to 200%.

                            INVESTMENT LIMITATIONS

  The Fund's investment objective and policies may be changed by the Company's Board of Directors without shareholder approval. No assurance can be given that the Fund will achieve its investment objective.

  The Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Fund" (as defined in the Statement of Additional Information). The following descriptions summarize several of the Fund's fundamental investment policies, which are set forth in full in the Statement of Additional Information.

  The Fund may not:

    (1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

    (2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; or

    (3) borrow money, which includes entering into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money for temporary purposes in amounts up to 5% of the value of the Fund's total assets and borrow money for the purpose of meeting redemption requests in amounts, when aggregated with borrowings for temporary purposes and reverse repurchase agreements, up to 33 1/3% of the value of the Fund's assets.

  These investment limitations are applied at the time investment securities are purchased.

                            HOW TO PURCHASE SHARES

  This Prospectus offers individual investors three methods of purchasing shares of the Fund, thus enabling investors to choose the class that best suits their needs, given the amount of purchase and intended length of investment.

  Shares of the Fund are sold on a continuous basis and may be purchased on any day the New York Stock Exchange is open for business (a "Business Day") through authorized investment dealers or directly from the Distributor or the Transfer Agent. Only the Distributor and investment dealers which have a sales agreement with the Distributor are authorized to sell shares of the Fund. The Distributor is a registered broker/dealer with principal offices at 60 State Street, Boston, Massachusetts 02109.

  Shares will be credited to a shareholder's account at the public offering price next computed after an order is received by the Distributor or a dealer, less any applicable initial sales charges. The issuance of shares is recorded on the books of the Fund, and share certificates are not issued unless expressly requested in writing. The Fund's management reserves the right to reject any purchase order if in its opinion, it is in the Fund's best interest to do so and to suspend the offering of shares of any class for any period of time.

  The minimum initial investment for Class A, Class B or Class C shares is $1,000 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A shares or Class C shares.

DIFFERENCES AMONG THE CLASSES

  The primary distinctions among the classes of the Fund's shares are in their sales charge structures and ongoing expenses, as summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                   ANNUAL 12B-1 FEES
                                   (AS A % OF AVERAGE
             SALES CHARGE          DAILY NET ASSETS)        OTHER INFORMATION
             ------------          ------------------       -----------------
Class  Maximum initial sales    Service fee of 0.25%     Initial sales charge
 A     charge of 4% of the pub-                          waived or reduced for
       lic offering price.                               certain purchases.

Class  Maximum CDSC of 5% of    Service fee of 0.25%;    CDSC waived for certain
 B     redemption proceeds; de- distribution fee of      redemptions; shares con-
       clines to zero after six 0.75%                    vert to Class A shares
       years.                                            approximately six years
                                                         after issuance, subject
                                                         to receipt of certain tax
                                                         rulings or opinions.

Class  Maximum CDSC of 1% of    Service fee of 0.25%;    Shares do not convert to
 C     redemption proceeds for  distribution fee of      another class.
       redemptions made within  0.75%
       the first year after
       purchase.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES

  In deciding which class of shares to purchase, investors should consider the cost of sales charges together with the cost of the ongoing annual expenses described below, as well as any other relevant facts and circumstances:

 SALES CHARGES

  Class A shares are sold at net asset value plus an initial sales charge of up to 4% of the public offering price. Because of this initial sales charge, not all of a Class A shareholder's purchase price is invested in the Fund. Class A shares sold pursuant to a complete waiver of the initial sales charge applicable to large purchase are subject to a 1% CDSC if redeemed within one year of the date of purchase.

  Class B shares are sold with no initial sales charge, but a CDSC of up to 5% of the redemption proceeds applies to redemptions made within six years of purchase. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares." Class B shares are subject to higher on going expenses than Class A shares, but automatically convert to Class A shares approximately six years after issuance subject to receipt of certain tax rulings or opinions.

  Class C shares are sold without an initial sales charge or a CDSC except for a CDSC of 1% applicable to redemptions made within the first year after investing. Thus, the entire amount of a Class B or C shareholder's purchase price is immediately invested in the Fund.

 WAIVER AND REDUCTIONS OF CLASS A SALES CHARGES

  Class A share purchases of $100,000 or more may be made at a reduced sales charge. In considering the combined cost of sales charges and ongoing annual expenses, investors should take into account any applicable reduced sales charges on Class A shares. In addition, the entire initial sales charge on Class A shares is waived for certain eligible purchasers. See "Initial Sales Charge--Class A shares" and "Sales Charge Waivers--Class A Shares." Because Class A shares bear lower ongoing annual expenses that Class B shares or Class C shares, investors eligible for complete initial sales charge waivers should purchase Class A shares.

 ONGOING ANNUAL EXPENSES

  Classes A, B and C shares pay an annual 12b-1 service fee of 0.25% of average daily net assets. Classes B and C shares pay an annual 12b-1 distribution fee of 0.75% of average daily net assets. An investor should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in the respective classes of Fund shares over various time periods.

  For example, assuming a constant net asset value, the cumulative distribution fee on Class B and Class C shares would approximate the expense of the 4% maximum initial sales charge on the Class A shares if the shares were held for approximately 5 1/2 years. Because Class B shares convert to Class A shares (which do not bear the expense of ongoing distribution fees) approximately six years after purchase (subject to receipt of certain tax rulings or opinions), an investor expecting to hold shares of the Fund for longer than six years would generally pay lower cumulative expenses by purchasing Class B shares than by purchasing Class C shares. An investor expecting to hold shares of the Fund for less than four years would generally pay lower cumulative expenses by purchasing Class C shares than by purchasing Class A shares, and due to the contingent deferred sales charges that would become payable on redemption of Class B shares, such an investor would generally pay lower cumulative expenses by purchasing Class C shares than Class B shares. On the other hand, an investor expecting to hold shares of the Fund for more than six years would generally pay lower cumulative expenses by purchasing Class B shares because of the Class B conversion feature described under "Conversion of Class B Shares." An investor who qualifies for a reduction or waiver of the initial sales charge on Class A shares may pay lower cumulative expenses by purchasing Class A shares than by purchasing Class B or Class C shares.

  The foregoing examples do not reflect, among other variables, the cost or benefit of bearing sales charges or distribution fees at the time of purchase, upon redemption or over time, nor can they reflect fluctuations in the net asset value of Fund shares, which will affect the actual amount of expenses paid. Expenses borne by classes may differ slightly because of the allocation of other class-specific expenses, such as transfer agency fees, printing and postage expenses related to shareholder reports, prospectuses and proxies, and securities registration fees.

The example set forth above under "Fund Expenses" shows the cumulative expenses an investor would pay over periods of one and three years on a hypothetical investment in each class of Fund shares, assuming an annual return of 5%.

 OTHER INFORMATION

  Dealers may receive different levels of compensation for selling one particular class of Fund shares rather than another. Investors should understand that distribution fees and initial and contingent deferred sales charges all are intended to compensate the Distributor for distribution services.

  An account may be opened by mailing a check or other negotiable bank draft (payable to The Munder Funds) for $1,000 or more for Class A, Class B or Class C shares with a completed and signed Account Application Form to The Munder Funds, c/o First Data Investor Services Group, Inc., P.O. Box 5130, Westborough, Massachusetts 01581-5130. An Account Application Form may be obtained by calling (800) 438-5789. All such investments are made at the public offering price of Fund shares next computed following receipt of payment by the Transfer Agent. The public offering price for the shares is the per share net asset value (see "Net Asset Value") next determined after receipt of the order by the dealer, plus any applicable initial sales charge for Class A shares. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Transfer Agent to the shareholder's address of record. When placing purchase orders, investors should specify the class of shares being purchased. All share purchase orders that fail to specify a class will automatically be invested in Class A shares.

  The completed investment application must indicate a valid taxpayer identification number. Failure to provide a certified taxpayer identification number may result in backup withholding at the rate of 31%. Additionally, investors may be subject to penalties if they falsify information with respect to their taxpayer identification numbers.

  In addition, investors having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to Boston Safe Deposit and Trust Company, Boston, MA, ABA #011001234, DDA #16-798-3, Fund Name, Shareholder Account Number, Account of (Registered Shareholder). Before wiring any funds, an investor must contact the Fund by calling (800) 438-5789 to confirm the wire instructions. The investor's name, account number, taxpayer identification or social security number, and address must be specified in the wire. In addition an Account Application Form containing the investor's taxpayer identification number should be forwarded within seven days of purchase to The Munder Funds c/o First Data Investor Services Group, Inc., P.O. Box 5130, Westborough, Massachusetts 01581-5130.

  Additional investments may be made at any time through the wire procedures described above, which must include the investor's name and account number. The investor's bank may impose a fee for investments by wire.

AUTOMATIC INVESTMENT PLAN ("AIP")

  An investor in Class A, Class B and Class C shares of the Fund may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account by completing the AIP Application Form or by calling the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. Such a plan is voluntary and may be discontinued by the shareholder at any time or by the Company on 30 days' written notice to the shareholder.

  See the Statement of Additional Information for further information regarding purchase of the Fund's shares.

REINVESTMENT PRIVILEGE

  Upon redemption of Class A, B or C shares of the Fund (or Class A, B or C shares of another non-money market fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust), a shareholder has an annual right, to be exercised within 60 days, to reinvest the redemption proceeds in shares of the same class of the same fund without any sales charges. The Transfer Agent must be notified in writing by the purchaser, or by his or her broker, at the time the purchase is made of the reinvestment in order to eliminate a sales charge.

INITIAL SALES CHARGE--CLASS A SHARES

  The public offering price of Class A shares is the next determined net asset value plus any applicable sales charge, which will vary with the size of the purchase as shown in the following table:

                 INITIAL SALES CHARGE SCHEDULE--CLASS A SHARES

                                                                   DISCOUNT TO
                             SALES CHARGE AS A PERCENTAGE OF         SELECTED
                         ---------------------------------------   DEALERS AS A
                            OFFERING        NET AMOUNT INVESTED   PERCENTAGE OF
AMOUNT OF PURCHASE           PRICE           (NET ASSET VALUE)    OFFERING PRICE
------------------       ---------------   ---------------------  --------------
Less than $100,000......      4.00%                 4.17%             3.75%
$100,000 but less than
 $250,000...............      3.00%                 3.09%             2.75%
$250,000 but less than
 $500,000...............      2.00%                 2.04%             1.75%
$500,000 but less than
 $1,000,000.............      1.25%                 1.27%             1.00%
$1,000,000 or more......      None*                 None*         (see below)**

--------
 *No initial sales charge applies on investments of $1 million or more, but a CDSC of 1% is imposed on certain redemptions within one year of the purchase. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class A and Class C Shares."
 **A 1% commission will be paid by the Distributor to dealers who initiate and are responsible for purchases of $1 million or more.

  The Distributor will pay the appropriate Dealers' Reallowance to brokers purchasing Class A shares. From time to time, the Distributor may reallow to brokers the full amount of the sales charge on Class A shares. To the extent the Distributor reallows more than 90% of the sales charge to brokers, such brokers may be deemed to be underwriters under the Securities Act of 1933, as amended. In addition to the Dealers' Reallowance, the Distributor will, from time to time, at its expense or as an expense for which it may be reimbursed under the Class B Plan or Class C Plan described below, pay a bonus or other consideration or incentive (which may be in the form of merchandise or trips) to brokers or institutions which sell a minimum dollar amount of shares of the Fund during a specified period of time. Dealers may receive compensation from the Distributor on sales made without a sales charge.

SALES CHARGE WAIVERS--CLASS A SHARES

  Upon notice to the Transfer Agent at the time of purchase, the initial sales charge will be waived on sales of Class A shares to the following types of purchasers: (1) individuals with an investment account or relationship with the Advisor; (2) full-time employees and retired employees of the Advisor, employees of the Fund's Administrator, Distributor and Custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below; and (5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients.

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

  Upon notice to the Transfer Agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans which are qualified under Section 401(a) of the Code, including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans; and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A shares of investment portfolios offered by the

Company, The Munder Funds Trust or The Munder Framlington Funds Trust (other than the Index 500 Fund) or (2) have at least 75 eligible plan participants. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs") and Individual Retirement Accounts ("IRAs") are not considered to be Qualified Employee Benefit Plans.

  Sales charges will be waived for individuals who purchase Class A shares with the proceeds of distributions from qualified retirement plans for which the Advisor serves as investment advisor. Sales charges will be waived for individuals who purchase Class A shares with the proceeds of redemptions of Class Y shares of the Funds of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust if the proceeds are invested within 60 days of redemption. See "Other Information--Description of Shares."

  If an investor intends to purchase over the next 13 months at least $100,000 of Class A shares, the sales charge may be reduced by completing the Letter of Intent portion of the Account Application Form or the applicable form from the investor's broker. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of the investment which is based on the amount covered by the Letter of Intent. The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

  The Letter of Intent will not obligate the investor to purchase shares, but if he or she does, each purchase made during the period will be at the sales charge applicable to the total amount intended to be purchased. The letter may be dated as of a prior date to include any purchase made within the past 90 days. The Letter of Intent will apply only to Class A shares of the Fund or other investment portfolios of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust. The value of Class B or Class C shares of any fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust will not be counted toward the fulfillment of a Letter of Intent.

  As shown in the table under "Initial Sales Charge--Class A Shares," larger purchases may reduce the sales charge paid. Upon notice to the investor's broker or the Transfer Agent, purchases of Class A shares that are made by the investor, his or her spouse, his or her children under age 21 and his or her IRA will be combined when calculating the sales charge. The value of Class B or Class C shares of any fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust will not be counted toward the foregoing Quantity Discounts.

  An investor who has previously purchased Class A shares of a non-money market fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust upon which a sales charge has already been paid may, upon request, aggregate investments in such shares with current purchases to determine the applicable sales charge for current purchases. An investor's aggregate investment is the total value (based upon the greater of current net asset value or the public offering price originally paid if provided at the time of purchase) of: (a) current purchases, and (b) shares that are beneficially owned by the investor for which a sales charge has already been paid. Similarly, with respect to each subsequent investment, all Class A shares of a non-money market fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust upon which a sales charge has already been paid that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

  Pursuant to the Fund's Variable Pricing System, the Fund issues two classes of shares in addition to the classes described in this Prospectus, Class K and Class Y shares. Class K and Class Y shares have different sales charges and expense levels, which will affect performance. Investors may call (800) 438-5789 to obtain more information concerning Class K and Class Y shares. When placing purchase orders, investors should specify the class of shares being purchased. All share purchase orders that fail to specify a class will automatically be invested in Class A shares.

                             HOW TO REDEEM SHARES

  Generally, shareholders may require the Fund to redeem their shares by sending a written request, signed by the record owner(s), to The Munder Funds c/o First Data Investor Services Group, Inc., P.O. Box 5130, Westborough, Massachusetts 01581-5130.

SIGNATURE GUARANTEE

  If the proceeds of the redemption are greater than $50,000, or are to be paid to someone other than the registered holder, or to other than the shareholder's address of record, or if the shares are to be transferred, the owner's signature must be guaranteed by a commercial bank, trust company, savings association or credit union as defined by the Federal Deposit Insurance Act, or by a securities firm having membership on a recognized national securities exchange. If the proceeds of the redemption are less than $50,000, no signature guarantees are required for shares for which certificates have not been issued when an application is on file with the Transfer Agent and payment is to be made to the shareholder of record at the shareholder's address of record. The redemption price shall be the net asset value per share next computed after receipt of the redemption request in proper order. See "Net Asset Value." Redemption proceeds will be reduced by the amount of any CDSC (see below).

EXPEDITED REDEMPTION

  In addition, a shareholder redeeming at least $1,000 of shares and who has authorized expedited redemption on the application form filed with the Transfer Agent may, at the time of such redemption, request that funds be mailed to the commercial bank or registered broker-dealer previously designated on the application form by telephoning the Fund at (800) 438-5789 prior to 4:00 p.m. New York City time. Redemption proceeds will be sent on the next business day following receipt of the telephone redemption request. If a shareholder seeks to use an expedited method of redemption of shares recently purchased by check, the Fund may withhold the redemption proceeds until it is reasonably assured of the collection of the check representing the purchase, which may take up to 15 days.

  There is no minimum for telephone redemptions paid by check. However, the Transfer Agent may deduct its current wire fee from the principal in the shareholder's account for wire redemptions under $5,000. As of the date of this prospectus, this fee was $7.50 for each wire redemption. There is no charge for wire redemptions of $5,000 or more. The Company reserves the right to delay the wiring of redemption proceeds for up to seven days after it receives a redemption order if, in the judgment of the Advisor, an earlier payment could adversely affect the Fund.

  The Company, the Distributor and the Transfer Agent reserve the right at any time to suspend or terminate the expedited redemption procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone redemptions. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that redemption instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record. If these procedures are followed, neither the Company, the Distributor nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone redemptions effected upon instructions believed by them to be genuine. Redemption proceeds will be mailed only according to the previously established instructions.

  The Fund ordinarily will make payment for all Shares redeemed within seven business days after the receipt by the Transfer Agent in proper form, however, the right of redemption and payment of redemption proceeds are subject to suspension for any period during which the New York Stock Exchange is closed, or when trading on the New York Stock Exchange is restricted as determined by the SEC; during any period when an emergency as defined by the rules and regulations of the SEC exists; or during any period when the SEC has by order permitted such suspension. The Fund will not mail redemption proceeds until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can take as long as 15 days.

  The value of shares on repurchase may be more or less than the investor's cost depending upon the market value of the Fund's portfolio securities at the time of redemption. No redemption fee is charged for the redemption of shares, but a CDSC is imposed on certain redemptions of Class A, Class B and Class C shares as described below.

REDEMPTION BY CHECK

  Free checkwriting is available with respect to Class A Shares of the Fund. With this service, a shareholder may write checks in the amount of $500 or more. To obtain checks, a shareholder must complete the Signature Card Section of the Account Application Form. To establish this checkwriting service after opening an account, the shareholder must contact the Fund to obtain an Account Application Form. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in the Fund by writing a check. A shareholder will receive the dividends declared on the shares to be redeemed up to the date that a check is presented to the Custodian for payment.

INVOLUNTARY REDEMPTION

  The Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. An investor may be notified that the value of the investor's account is less than $500, in which case the investor would be allowed 60 days to make an additional investment before the redemption is processed.

AUTOMATIC WITHDRAWAL PLAN ("AWP")

  The Fund offers an Automatic Withdrawal Plan which may be used by holders of Class A, Class B and Class C shares who wish to receive regular distributions from their accounts. Upon commencement of the AWP, the account must have a current value of $2,500 or more in the Fund. Shareholders may elect to receive automatic cash payments of $50 or more on a monthly, quarterly, semi-annual, or annual basis. Automatic withdrawals are normally processed on the 20th day of the applicable month or, if such day is not a day on which the New York Stock Exchange is open for business, on the next business day, and are paid promptly thereafter. An investor may utilize the AWP by completing the AWP Application Form available through the Transfer Agent.

  Shareholders should realize that if withdrawals exceed capital appreciation and/or income dividends their invested principal in the account will be depleted. Thus, depending upon the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the AWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the AWP at any time, upon written notice to the Transfer Agent. Purchases of additional Class A shares of the Fund concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved, and, therefore, are discouraged. Class B and Class C shares, if any, that are redeemed in connection with the AWP are still subject to the applicable CDSC.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES

  Class B shares that are redeemed within six years of purchase will be subject to a CDSC as set forth below. A CDSC payable to the Distributor is imposed on any redemption of shares that causes the current value of a shareholder's account to fall below the dollar amount of all payments by the shareholder for the purchase of shares during the preceding six years.

  The CDSC will be waived for certain exchanges as described below. In addition, Class B shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents (1) reinvestment of dividends or capital gain distributions, (2) shares held more than six years, or (3) capital appreciation of shares redeemed. In determining the applicability and rate of any CDSC, it will be assumed that a redemption of Class B shares is made first of shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then of remaining shares held by the shareholders for the longest period of time. The purchase payment from which a redemption is made is assumed to be the earliest purchase payment from which a full redemption has not already been effected. The holding period of Class B shares of the Fund acquired through an exchange of Class B shares of The Munder Money Market Fund (which are available only by exchange of Class B shares of the Fund or other funds in the Company, The Munder Funds Trust or The Munder Framlington Funds Trust) will be calculated from the date that the Class B shares were initially purchased.

  The amount of any applicable CDSC will be calculated by multiplying the net asset value of shares subject to the charge at the time of redemption or at the time of purchase, whichever is lower, by the applicable percentage shown in the table below:

                                                CONTINGENT DEFERRED SALES CHARGE
                                                AS A PERCENTAGE OF THE LESSER OF
      YEAR SINCE                                NET ASSET VALUE AT REDEMPTION OR
      PURCHASE                                    THE ORIGINAL PURCHASE PRICE
      ----------                                --------------------------------
      First....................................               5.00%
      Second...................................               4.00%
      Third....................................               3.00%
      Fourth...................................               3.00%
      Fifth....................................               2.00%
      Sixth....................................               1.00%
      Seventh..................................               0.00%

  For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares. The amount of any CDSC will be paid to the Distributor.

  The Distributor will pay a commission of 4% of the net asset value of Class B shares to brokers that initiate and are responsible for purchases of Class B shares of the Fund.

  The CDSC will be waived for certain exchanges, as described below. In addition, the CDSC will be waived in the following circumstances: (1) total or partial redemptions made within one year following the death of a shareholder or registered joint owner; (2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 70 1/2; and (3) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily.

CONTINGENT DEFERRED SALES CHARGE--CLASS A AND CLASS C SHARES

  In order to recover commissions paid to dealers on investments of $1 million or more in Class A shares and on investments in Class C shares, a CDSC of 1% applies to certain redemptions of such shares made within the first year after investing.

  No charge is imposed to the extent that the net asset value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus (b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year. The same waivers as are available with respect to the CDSC on Class B shares also apply to the CDSC on Class A and Class C shares.

  The holding period of Class A or Class C shares of the Fund acquired through an exchange of the corresponding class of shares of The Munder Money Market Fund (which are available only by exchange of Class A or Class C shares of the Fund or other funds in the Company, The Munder Funds Trust or The Munder Framlington Funds Trust, as the case may be) and other non-money market funds of The Munder Funds Trust and other funds of the Company will be calculated from the date that the Class A or Class C shares were initially purchased.

  See the Statement of Additional Information for further information regarding redemption of Fund shares.

  Class A shares purchased for at least $1,000,000 without a sales charge may be exchanged for Class A shares of another fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust without the imposition of a CDSC, although the CDSC described above will apply to the redemption of the shares acquired through an exchange.

  In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to the Distributor.

                         CONVERSION OF CLASS B SHARES

  A shareholder's Class B shares will automatically convert to Class A shares in the Fund on the sixth anniversary of the issuance of the Class B shares, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two classes. If a shareholder effects one or more exchanges among Class B shares of the Fund, other non-money market funds of the Company or other funds of The Munder Funds Trust or The Munder Framlington Funds Trust during the six-year period, the holding periods for the shares so exchanged will be counted toward the six-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same. See "Net Asset Value."

OTHER

  Some or all of the services and privileges described herein may not be available to certain customers of a broker, and a broker may impose conditions on its customers which are different from those described in this Prospectus. Investors should consult their brokers in this regard.

                            HOW TO EXCHANGE SHARES

GENERAL

  Class A, Class B and Class C shares of the Fund may be exchanged for shares of the same class of other funds of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust, based on their respective net asset values, subject to any applicable sales charge differential.

  Class A shares of a money market fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust for which a sales charge was paid, can be exchanged for Class A shares of a fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust subject to payment of differential sales charges as applicable.

  The exchange of Class B shares of one fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust for Class B shares of another fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust will not be subject to a CDSC. The exchange of Class C shares of one fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust for Class C shares of another fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust will not be subject to a CDSC. For purposes of computing the applicable CDSC, the length of time of ownership of the Class B or Class C shares will be measured from the date of the original purchase and will not be affected by such exchanges.

  Any share exchange must satisfy the requirements relating to the minimum initial investment in an investment portfolio of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust, and the shares involved must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a taxable gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial advisor and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange, as set forth in the applicable prospectus. An investor who is considering an exchange may obtain a copy of the prospectus for any investment portfolio of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust by contacting his or her broker or the Fund at (800) 438-5789. Certain brokers may charge a fee for handling exchanges.

  The Company reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modifications except where notice is not required.

EXCHANGE BY TELEPHONE

  A shareholder may give exchange instructions to the shareholder's broker or by telephone to the Fund at (800) 438-5789. Telephone exchange privileges are not available to shareholders who have custody of their share certificates. The Company reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of the Fund or its shareholders.

EXCHANGE BY MAIL

  Exchange orders may be sent by mail to the shareholder's broker or to the Transfer Agent at the address set forth in "Shareholder Account Information."

                          DIVIDENDS AND DISTRIBUTIONS

  The Fund expects to pay dividends and distributions from the net income and capital gains, if any, earned on investments held by the Fund. The net income of the Fund is declared daily as a dividend and paid monthly. Generally, dividends are paid within six business days after month-end.

  The Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually. Dividends and other distributions paid by the Fund with respect to its Class A, Class B and Class C shares are calculated at the same time. Dividends and capital gains are paid in the form of additional shares of the same class of the Fund unless a shareholder requests that dividends and capital gains be paid in cash. In the absence of this request on the Account Application Form or in a subsequent request, each purchase of shares is made on the understanding that the Fund's Transfer Agent is automatically appointed to receive the dividends upon all shares in the shareholder's account and to reinvest them in full and fractional shares of the same class of the Fund at the net asset value in effect at the close of business on the reinvestment date. Dividends are automatically paid in cash (along with any redemption proceeds) not later than seven business days after a shareholder closes an account with the Fund.

  The per share dividends on Class B and Class C shares of the Fund generally will be lower than the per share dividends on Class A shares of the Fund as a result of the higher annual service and distribution fees applicable with respect to Class B and Class C shares.

  The Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular fund of the Company are allocated among all funds of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable. Except as noted in this Prospectus and the Statement of Additional Information, the Fund's service contractors bear expenses in connection with the performance of their services, and the Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

  The Fund's net investment income available for distribution to the holders of shares will be reduced by the amount of shareholder service and distribution fees payable under the Class A Plan, the Class B Plan and Class C Plan described below.

                                NET ASSET VALUE

  Net asset value for a particular class of shares of the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to that class, less the liabilities charged to that class, by the number of outstanding shares of that class.

  The net asset value per share of the Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m., New York time) on each Business Day. Securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

  The Company does not accept purchase and redemption orders on days on which the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

  The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B and Class C shares of the Fund generally will be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares.

                                  MANAGEMENT

BOARD OF DIRECTORS

  The Company is managed under the direction of its governing Board of Directors. The Statement of Additional Information contains the name and background information of each Director.

INVESTMENT ADVISOR

  Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009, serves as the Fund's investment advisor. The Advisor was formed in December 1994. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of September 30, 1996, the Advisor and its affiliates had approximately $36 billion in assets under active management, of which $18 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $10 billion were invested in other fixed income securities.

  Subject to the supervision of the Board of Directors of the Company, the Advisor provides overall investment management for the Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the Fund's securities transactions and provides periodic and special reports to the Board of Directors as requested.

  For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of .25% of the Fund's average daily net assets.

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Fund or its shareholders.

PORTFOLIO MANAGER

  Sharon E. Fayolle, Vice President and Director of Money Market Trading for the Advisor, is primarily responsible for the day to day management of the investment selections of the Fund. She is also responsible for overseeing the management of cash portfolios, money market funds and foreign currency trading since May, 1996. She has co-managed the International Bond Fund since October, 1996. Prior to joining the Advisor in 1996, she was employed in the investment area of Ford Motor Company as European Portfolio Manager responsible for investment and cash management for Ford's European operations (August, 1981 to April, 1996).

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

  First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 (the "Administrator"), serves as administrator for the Company. First Data is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Company in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

  First Data also serves as the Company's transfer agent and dividend disbursing agent. Shareholder inquiries may be directed to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.

  As compensation for these services, the Administrator and Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which they provide services, computed daily and payable monthly at the rate of .12% of the first

$2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion with respect to the Administrator and .02% of the first $2.8 billion of net assets, plus .015% of the next $2.2 billion of net assets, plus .01% of all net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Fund and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

  Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. The Custodian is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor, for which the Custodian provides services, computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million. The Custodian also receives certain transaction based fees.

  For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.

DISTRIBUTION SERVICES ARRANGEMENT

  The Company has adopted Distribution and Service Plans with respect to Class A, Class B and Class C shares of the Fund, pursuant to which the Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services (collectively, the "Plans"). Under the Class A Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of average daily net assets of the Class A shares. Under the Class B and Class C Plans, the Distributor is paid a service fee at an annual rate of 0.25%, and a distribution fee at an annual rate of 0.75%, of the value of average daily net assets of the Class B and Class C shares.

  Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

  The Class B and Class C Plans permit payments to be made by the Fund to the Distributor for expenditures incurred by it in connection with the distribution of Fund shares to investors and the provision of certain shareholder services, including but not limited to the payment of compensation, including incentive compensation, to Service Organizations to obtain various distribution related services for the Fund. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Class B and Class C Plans authorize payments by the Fund of the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to prospective investors and of implementing and operating the Plans. Distribution expenses also include an allocation of overhead of the Distributor and accruals for interest on the amount of distribution expenses that exceed distribution fees and CDSCs received by the Distributor.

  The Distributor expects to pay or arrange for payment of sales commissions to dealers authorized to sell Class B or Class C shares, all or a part of which may be paid at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Class B and Class C Plans. Because the payment of distribution and service fees with respect to Class B and Class C shares is subject to the 1.00% limitation described above and will therefore be spread over a number of years, it may take the Distributor a number of years to recoup sales commissions paid by it to dealers and other distribution and service related expenses from the payments received by it from the Fund pursuant to the Plans.

  The Plans may be terminated at any time. The Plans provide that amounts paid as prescribed by the Plans at any time may not cause the limitation on such payments established by the Plans to be exceeded. The amount of daily compensation payable to the Distributor with respect to each day will be accrued each day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual.

  Payments under the Plans are not tied exclusively to the distribution and/or shareholder service expenses actually incurred by the Distributor and the payments may exceed distribution and/or service expenses actually incurred. The Company's Board of Directors evaluates the appropriateness of the Plans and their payment terms on a continuous basis and in so doing will consider all relevant factors, including expenses incurred by the Distributor and the amount received under the Plans and the proceeds of the CDSCs with respect to the Class B and Class C shares.

                                     TAXES

  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for 1986, as amended (the "Code"). Such qualification relieves the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

  Qualification as a regulated investment company under the Code for any taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such year. In general the Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income each taxable year. Such distributions will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code if applicable requirements are met.)

  Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually. The Fund will generally have no Federal income tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not currently exempt from Federal income taxes as long-term capital gains, no matter how long the shareholders have held their shares.

  A taxable gain or loss may also be realized by a holder of shares in the Fund upon the redemption or transfer of shares depending upon the tax basis of the shares and their price at the time of the transaction.

  Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

  Before purchasing shares in the Funds, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

  On an annual basis, the Company will send written notices to record owners of shares regarding the Federal tax status of distributions made by the Fund. Since this is not an exhaustive discussion of applicable tax consequences and since state and local taxes may be different from the Federal taxes described above, investors may wish to contact their tax advisors concerning investments in the Fund. With respect to state and local taxes, investors should consult with their tax advisors as to whether Fund distributions attributable to interest income earned on U.S. treasury securities may be eligible for exemption from state or local income tax.

                             DESCRIPTION OF SHARES

  The Fund operates as one series of the Company. The Company was organized as a Maryland corporation on November 18, 1992 and is also registered under the 1940 Act as an open-end management investment company. The Company's Articles of Incorporation authorize the Directors to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority the Directors have authorized the issuance of shares of common stock representing interests in Equity Selection Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Value Fund, International Bond Fund, Short Term Treasury Fund, Money Market Fund and NetNet Fund, each of which, except International Bond Fund, is classified as a diversified investment company under the 1940 Act.

  The shares of the Fund are offered as five separate classes of common stock, $.01 par value per share, designated Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares. All shares represent interests in the same assets of the Fund and are identical in all respects except that each class bears different service and distribution expenses and may bear various class-specific expenses, and each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class B and Class C shares are subject to a distribution fee which generally will cause Class B and Class C shares to have a higher expense ratio and pay lower dividends than Class A shares. Shares of the Fund issued are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Investors may call the Fund at (800) 438-5789 for more information concerning other classes of shares of the Fund. This Prospectus relates only to the Class A, Class B and Class C shares of the Fund.

  The Company's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Fund, except where otherwise required by law or when the Directors determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In addition, shareholders of the Fund will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Directors determine that the matter to be voted upon affects only the interests of the holders of a particular class of shares. The Company is not required and does not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Company. To the extent required by law, the Company will assist in shareholder communications in connection with such a meeting. For further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

REPORTS TO SHAREHOLDERS

  The Fund will seek to eliminate duplicate mailings of prospectuses and shareholders reports to accounts which have the same primary record owner, and with respect to joint tenant accounts or tenant in common accounts, accounts which have the same address. Additional copies of prospectuses and reports to shareholders are available upon request by calling the Fund at (800) 438-5789.

                                  PERFORMANCE

  From time to time, the Fund may quote performance and yield data for the shares of the Fund in advertisements or in communications to shareholders. The total return of Class A, Class B or Class C shares in the Fund may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average percentage change in value of an investment in a class of shares in the Fund from the beginning date of the measuring period to the end of the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made during the period are reinvested in the same class of shares.

  The yield of a class of shares in the Fund is computed based on the net income of such class in the Fund during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, the Fund's yield for a class of shares is computed by dividing the per share net income for the class during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

  Performance quotations for each class of shares will be calculated separately. Quotations for total return for Class A shares will reflect the maximum sales charge charged by the Fund with respect to Class A shares and quotations of total return for Class B and Class C shares will reflect any applicable CDSC, except that the Fund may also provide, in conjunction with such quotations, additional quotations that do not reflect the maximum sales charge when the quotations are being provided to investors who are subject to waived or reduced sales charges as described in this Prospectus. Because these additional quotations will not reflect the maximum sales charge payable by non-exempt investors, these quotations will be higher than the performance quotation otherwise computed.

  Quotations of total return for shares will reflect the fees for certain distribution and shareholder services as described in this Prospectus.

  The Fund may compare the performance of the shares to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, including, for example, Lipper Analytical Services, Inc., the Lehman Brothers Government/Corporate Bond Index, a recognized unmanaged index of government and corporate bonds, the Standard & Poor's 500 Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Performance and yield data as reported in national financial publications such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares in the Fund.

  Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of a class of shares in the Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their customers' accounts in connection with investments in the Fund will not be included in calculations of yield and performance.

                        SHAREHOLDER ACCOUNT INFORMATION

  Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders may also place such orders directly through the Transfer Agent. See "How to Purchase Shares," "How to Redeem Shares" and "How to Exchange Shares" for more information. The Transfer Agent for the Funds is First Data Investor Services Group, Inc.

INVESTMENT BY MAIL

  Send the completed Account Application Form (if initial purchase) or letter stating Fund name, share class, shareholder's registered name and account number (if subsequent purchase) with a check to:

    First Data Investor Services Group, Inc.
    The Munder Funds
    P.O. Box 5130
    Westborough, Massachusetts 01581-5130

INVESTMENT BY BANK WIRE

  An investor opening a new account should call the Fund at (800) 438-5789 to obtain an account number. Within seven days of purchase such an investor must send a completed Account Application Form containing the investor's certified taxpayer identification number to First Data Investor Services Group, Inc. at the address provided above under "Investment by Mail." Wire instructions must state the Fund name, share class, the shareholder's registered name and the shareholder account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    Boston Safe Deposit and Trust Company
    Boston, MA
    ABA#: 011001234
    DDA#: 16-798-3
    Account No.

    (State Fund name, share class, shareholder's registered name and shareholder account number)

  Before writing any funds an investor must call the Fund at (800) 438-5789 to confirm the wire instructions.

EXCHANGE BY TELEPHONE

  Call your broker or the Fund at (800) 438-5789.

  Class A, Class B and Class C shares may be exchanged only for shares of the same class of another fund of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust, subject to any applicable sales charge.

REDEMPTIONS BY TELEPHONE

  Call your broker or the Fund at (800) 438-5789.

REDEMPTIONS BY MAIL

  Send complete instructions, including name of Fund, share class, amount of redemption, shareholder's registered name, account number, and, if a certificate has been issued, an endorsed share certificate, to:

    First Data Investor Services Group, Inc.
    The Munder Funds
    P.O. Box 5130
    Westborough, Massachusetts 01581-5130

ADDITIONAL QUESTIONS

  Shareholders with additional questions regarding purchase, exchange and redemption procedures may call the Fund at (800) 438-5789.

                     MUNDER SHORT TERM TREASURY FUND
                               480 PIERCE STREET
                          BIRMINGHAM, MICHIGAN 48009
                           TELEPHONE (800) 438-5789

PROSPECTUS

CLASS K SHARES

  The Munder Short Term Treasury Fund (the "Fund") is a series of shares issued by The Munder Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment objective is to provide shareholders with a high level of current income consistent with capital preservation. The Fund seeks to achieve its objective by investing only in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. There can be no assurance that the Fund's investment objective will be achieved. The net asset value per share of the Fund will fluctuate in response to changes in market conditions and other factors.

  Munder Capital Management (the "Advisor") serves as investment advisor to the Fund.

  This Prospectus contains the information that a prospective investor should know before investing in the Fund. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated December 14, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Fund at
(800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.

            THE DATE OF THIS PROSPECTUS IS DECEMBER 14, 1996.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Fund
  Expense Table............................................................   3
  Investment Objective and Policies........................................   4
  Portfolio Instruments and Practices and Associated Risk Factors..........   4
  Investment Limitations...................................................   6
  Purchases and Redemptions of Shares......................................   6
  Dividends and Distributions..............................................   8
Other Information
  Net Asset Value..........................................................   8
  Management...............................................................   9
  Taxes....................................................................  11
  Description of Shares....................................................  11
  Performance..............................................................  12

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION, OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR, FUNDS DISTRIBUTOR, INC. (THE "DISTRIBUTOR"). THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 EXPENSE TABLE

  The following table sets forth certain costs and expenses that an investor will incur either directly or indirectly as a shareholder of Class K shares of the Fund based on estimated operating expenses for the current fiscal year.

Annual operating expenses
 (as a percentage of average net assets)
 Advisory fees ............................................................ .25%
 Other expenses ........................................................... .50%
 Shareholder servicing ..............................................  .25%
 All other expenses .................................................  .25%
                                                                            ----
 Total fund operating expenses ............................................ .75%
                                                                            ====

  "Other expenses" in the above table include fees for shareholder services, administrator fees, custodial fees, legal and accounting fees, printing costs, registration fees, fees for any portfolio valuation service, the cost of regulatory compliance, the costs of maintaining the Fund's legal existence and the costs involved with communicating with shareholders. The amount of "Other expenses" in the expense table above is based on estimated expenses and projected assets for the current fiscal year. The nature of the services for which the Fund is obligated to pay advisory fees is described under "Management." Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Fund are in addition to the expenses shown in the above Expense Table and the Example shown below.

 Example

  The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based on payment by the Fund of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

                                                                   1 YEAR 3 YEAR
                                                                   ------ ------
An investor in Class K shares of the Fund would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5%
 annual return and (2) redemption at the end of each time period:
 ................................................................    $8    $24

  The foregoing Expense Table and Example are intended to assist investors in understanding the various shareholder transaction expenses and operating expenses of the Fund that investors bear either directly or indirectly.

  THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                   THE FUND

  The Munder Short Term Treasury Fund (the "Fund") is a series of shares issued by the Company, an open-end management investment company. The Company was organized under the laws of the State of Maryland on November 18, 1992 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                       INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is to provide shareholders with a high level of current income consistent with capital preservation. The Fund seeks to achieve its objective by investing only in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. Under normal market conditions, the Fund will invest 100% of its total assets in these securities. Under normal circumstances, the Fund will enter into repurchase agreements with maturities of seven days or less and will invest in securities with remaining maturities of three years or less. The dollar-weighted average maturity of the Fund's portfolio is not expected to exceed two years. The Fund also may borrow money for temporary purposes and to meet redemption requests and may enter into reverse repurchase agreements. In addition, the Fund may lend portfolio securities, purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. See "Portfolio Instruments and Practices and Associated Risk Factors." There can be no assurance that the Fund's investment objective will be achieved.

  The Fund is not a money market fund and, although it seeks to maintain minimum fluctuation of principal value, no assurance can be given that, when an investor desires to redeem Fund shares, the then-current net asset value per share will be at or greater than the net asset value per share at the time of purchase.

  The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

        PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK FACTORS

  U.S. Treasury Securities. Securities purchased by the Fund are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the U.S. government. These securities presently consist of U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities greater than ten years.

  Zero Coupon Treasury Securities. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

  The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

  Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

  Repurchase Agreements. The Fund may agree to purchase U.S. Treasury securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with which the Fund may enter into repurchase agreements include member banks of the Federal Reserve system, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

  Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. However, the Fund is authorized to borrow money in amounts up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowing by the Fund creates an opportunity for greater total return but, at the same time, increases exposure to capital risk. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. However, the Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.

  Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

  When-Issued Purchases and Forward Commitments. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. The Fund will establish a segregated account consisting of cash, U.S. Government securities or other high grade debt obligations in an amount equal to the amount of its when-issued purchases and forward commitments. The Fund's when-issued purchases and forward purchase commitments are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objective.

  Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in the recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially.

  Portfolio Transactions and Turnover. All orders for the purchase or sale of securities on behalf of the Fund are placed by the Advisor with broker/dealers that the Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund's investment objective and policies. It is anticipated that the Fund's annual portfolio turnover rate will range from 100% to 200%.

                            INVESTMENT LIMITATIONS

  The Fund's investment objective and policies may be changed by the Company's Board of Directors without shareholder approval. No assurance can be given that the Fund will achieve its investment objective.

  The Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Fund" (as defined in the Statement of Additional Information). The following descriptions summarize several of the Fund's fundamental investment policies, which are set forth in full in the Statement of Additional Information.

  The Fund may not:

    (1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

    (2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; or

    (3) borrow money, which includes entering into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money for temporary purposes in amounts up to 5% of the value of the Fund's total assets and borrow money for the purpose of meeting redemption requests in amounts, when aggregated with borrowings for temporary purposes and reverse repurchase agreements, up to 33 1/3% of the value of the Fund's assets.

  These investment limitations are applied at the time investment securities are purchased.

                      PURCHASES AND REDEMPTIONS OF SHARES

  Shares of the Fund are sold on a continuous basis for the Fund by the Distributor. The Distributor is a registered broker/dealer with principal offices at 60 State Street, Boston, Massachusetts 02109.

PURCHASE OF SHARES

  Class K shares of the Fund are sold without an initial or contingent deferred sales charge to customers of banks and other institutions ("Customers") and the immediate family members of such customers, that have entered into agreements with the Company providing for shareholder services for Customers. Customers may include individuals, trusts, partnerships and corporations. All share purchases are effected through a Customer's account at an institution through procedures established in connection with the requirements of the account, and confirmations of share purchases and redemptions will be sent to the institution involved. Institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their Customers, and will reflect their Customers' beneficial ownership of shares in the account statements provided by them to their Customers. The exercise of voting rights and the delivery to Customers of shareholder communications from the Fund will be governed by the Customers' account agreements with the institution. Investors wishing to purchase shares of the Fund should contact their account representatives.

  Shares of the Fund are sold at net asset value per share next determined on that day after receipt of a purchase order. Purchase orders by an institution for Class K shares must be received, together with payment, by the Distributor or the Fund's Transfer Agent before the close of regular trading hours (currently 4:00 p.m. New York City time) on the New York Stock Exchange (the "Exchange"), on any Business Day (as defined below). Payment for such shares must be made by institutions in Federal funds or other funds immediately available to the Custodian no later than 4:00 p.m. (New York City time) on the next Business Day following the receipt of the purchase order.

  It is the responsibility of the institution to transmit orders for purchases by their customers and to deliver required funds on a timely basis. If funds are not received within the periods described above, the order will be canceled, notice thereof will be given, and the institution will be responsible for any loss to the Fund or its shareholders. Institutions may charge certain account fees depending on the type of account the investor has established with the institution. In addition, an institution may receive fees from the Fund with respect to the investments of its customers as described below under "Management." Payments for Class K shares of the Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information see "In-Kind Purchases" in the Statement of Additional Information.

  Purchases may be effected on days on which the Exchange is open for business (a "Business Day"). The Company reserves the right to reject any purchase order. Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

  Neither the Company, the Distributor nor the Transfer Agent will be responsible for the authenticity of telephone instructions for the purchase or redemption of shares where such instructions are reasonably believed to be genuine. Accordingly, the Institution will bear the risk of loss. The Company will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable. To the extent that the Company fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized.

REDEMPTION OF SHARES

  Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution. The Fund intends to pay cash for all shares redeemed, but in unusual circumstances may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  Share balances may be redeemed pursuant to arrangements between institutions and investors. It is the responsibility of an institution to transmit redemption orders to the Fund's Transfer Agent and to credit its Customers' accounts with the redemption proceeds on a timely basis. If the Transfer Agent receives a redemption order prior to 4:00 p.m. (New York City time), the redemption proceeds for shares of the Fund are normally wired to the redeeming institution the following Business Day. The Fund reserves the right to delay the wiring of redemption proceeds for up to seven days after it receives a redemption order if, in the judgment of the Investment Advisor, an earlier payment could adversely affect the Fund.

REDEMPTION BY CHECK

  Free checkwriting is available with respect to Class K Shares of the Fund. With this service, a shareholder may write checks in the amount of $500 or more. To obtain checks, a shareholder must complete the Signature Card Section of the Account Application Form. To establish this checkwriting service after opening an account, the shareholder must contact the Fund to obtain an Account Application Form. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in the Fund by writing a check. A shareholder will receive the dividends declared on the shares to be redeemed up to the date that a check is presented to the Custodian for payment.

                          DIVIDENDS AND DISTRIBUTIONS

  The Fund expects to pay dividends and distributions from the net income and capital gains, if any, earned on investments held by the Fund. The net income of the Fund is declared daily as a dividend and paid monthly. Generally, dividends are paid within six business days after month-end.

  The Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually. Dividends and capital gains are paid in the form of additional shares of the same class of the Fund unless a shareholder requests that dividends and capital gains be paid in cash. In the absence of this request on the Account Application Form or in a subsequent request, each purchase of shares is made on the understanding that the Fund's Transfer Agent is automatically appointed to receive the dividends upon all shares in the shareholder's account and to reinvest them in full and fractional shares of the same class of the Fund at the net asset value in effect at the close of business on the reinvestment date. Dividends are automatically paid in cash (along with any redemption proceeds) not later than seven business days after a shareholder closes an account with the Fund.

  The Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular fund of the Company are allocated among all funds of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable. Except as noted in this Prospectus and the Statement of Additional Information, the Fund's service contractors bear expenses in connection with the performance of their services, and the Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

  The Fund's net investment income available for distribution to the holders of Class K shares will be reduced by the amount of shareholder service fees payable under the Class K Plan described below.

                                NET ASSET VALUE

  Net asset value for Class K shares in the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to that class, less the liabilities charged to that class, by the number of outstanding shares of that class.

  The net asset value per share of the Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m., New York time) on each Business Day. Securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

  The Company does not accept purchase and redemption orders on days on which the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                                  MANAGEMENT

BOARD OF DIRECTORS

  The Company is managed under the direction of its governing Board of Directors. The Statement of Additional Information contains the name and background information of each Director.

INVESTMENT ADVISOR

  Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009, serves as the Fund's investment advisor. The Advisor was formed in December 1994. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of September 30, 1996, the Advisor and its affiliates had approximately $36 billion in assets under active management, of which $18 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $10 billion were invested in other fixed income securities.

  Subject to the supervision of the Board of Directors of the Company, the Advisor provides overall investment management for the Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the Fund's securities transactions and provides periodic and special reports to the Board of Directors as requested.

  For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of .25% of the Fund's average daily net assets.

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Fund or its shareholders.

PORTFOLIO MANAGER

  Sharon E. Fayolle, Vice President and Director of Money Market Trading for the Advisor, is primarily responsible for the day to day management of the investment selections of the Fund. She is also responsible for overseeing the management of cash portfolios, money market funds and foreign currency trading since May, 1996. She has co-managed the International Bond Fund since October, 1996. Prior to joining the Advisor in 1996, she was employed in the investment area of Ford Motor Company as European Portfolio Manager responsible for investment and cash management for Ford's European operations (August, 1981 to April, 1996).

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

  First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 (the "Administrator"), serves as administrator for the Company. First Data is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Company in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

  First Data also serves as the Company's transfer agent and dividend disbursing agent. Shareholder inquiries may be directed to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.

  As compensation for these services, the Administrator and Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which they provide services, computed daily and payable monthly at the rate of .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion with respect to the Administrator and .02% of the first $2.8 billion of net assets, plus .015% of the next $2.2 billion of net assets, plus .01% of all net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Fund and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

  Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. The Custodian is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor, for which the Custodian provides services, computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million. The Custodian also receives certain transaction based fees.

  For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.

SHAREHOLDER SERVICING ARRANGEMENTS

  The Company, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the "Class K Plan") under which Class K shares are sold through institutions which enter into shareholder servicing agreements with the Company. The agreements require the institutions to provide shareholder services to their customers ("Customers") who from time to time own of record or beneficially Class K shares in return for payment by the Fund at a rate not exceeding .25% (on an annualized basis) of the average daily net asset value of the Class K shares beneficially owned by the Customers. Class K shares bear all fees paid to institutions under the Class K Plan.

  The services provided by institutions under the Class K Plan may include processing purchase, exchange and redemption requests from Customers and placing orders with the Transfer Agent; processing dividend and distribution payments from the Fund on behalf of Customers; providing information periodically to Customers showing their positions in Class K shares; providing sub-accounting with respect to Class K shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Class K shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

  The Fund understands that institutions may charge fees to their Customers who are the owners of Class K shares in connection with their Customer accounts. These fees would be in addition to any amounts which may be received by an institution under its agreements with the Fund. The agreements require an institution to disclose to its Customers any compensation payable to the institution by the Fund and any other compensation payable by the Customers in connection with the investment of their assets in Class K shares. Customers of institutions should read this Prospectus in light of the terms governing their accounts with their institutions. Conflict of interest restrictions may apply to the receipt by institutions of compensation from the Distributor with respect to the investment of fiduciary assets in Class K shares.

  Payments under the Class K Plan are not tied exclusively to the shareholder service expenses actually incurred by the institutions and the payments may exceed service expenses actually incurred. The Company's Board of Directors evaluates the appropriateness of the Class K Plan and its payment terms on a periodic basis.

                                     TAXES

  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

  Qualification as a regulated investment company under the Code for any taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such year. In general the Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income each taxable year. Such distributions will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code if applicable requirements are met.)

  Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually. The Fund will generally have no Federal income tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not currently exempt from Federal income taxes as long-term capital gains, no matter how long the shareholders have held their shares.

  A taxable gain or loss may also be realized by a holder of shares in the Fund upon the redemption or transfer of shares depending upon the tax basis of the shares and their price at the time of the transaction.

  Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

  Before purchasing shares in the Funds, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

  On an annual basis, the Company will send written notices to record owners of shares regarding the Federal tax status of distributions made by the Fund. Since this is not an exhaustive discussion of applicable tax consequences and since state and local taxes may be different from the Federal taxes described above, investors may wish to contact their tax advisors concerning investments in the Fund. With respect to state and local taxes, investors should consult with their tax advisors as to whether Fund distributions attributable to interest income earned on U.S. treasury securities may be eligible for exemption from state and/or local income tax.

                             DESCRIPTION OF SHARES

  The Fund operates as one series of the Company. The Company was organized as a Maryland corporation on November 18, 1992 and is also registered under the 1940 Act as an open-end management investment company. The Company's Articles of Incorporation authorize the Directors to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority the Directors have authorized the issuance of shares of common stock representing interests in Equity Selection Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Value Fund, International Bond Fund, Short Term Treasury Fund, Money Market Fund and NetNet Fund, each of which, except International Bond Fund, is classified as a diversified investment company under the 1940 Act.

  The shares of the Fund are offered as five separate classes of common stock, $.01 par value per share, designated Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares. All shares represent interests in the same assets of the Fund and are identical in all respects except that each class bears different service and distribution expenses and may bear various class-specific expenses (which may affect performance), and each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Shares of the Fund issued are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Investors may call the Fund at (800) 438-5789 for more information concerning other classes of shares of the Fund. This Prospectus relates only to the Class K shares of the Fund.

  The Company's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Fund, except where otherwise required by law or when the Directors determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In addition, shareholders of the Fund will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Directors determine that the matter to be voted upon affects only the interests of the holders of a particular class of shares. The Company is not required and does not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Company. To the extent required by law, the Company will assist in shareholder communications in connection with such a meeting. For further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

REPORTS TO SHAREHOLDERS

  The Fund will seek to eliminate duplicate mailings of prospectuses and shareholders reports to accounts which have the same primary record owner, and with respect to joint tenant accounts or tenant in common accounts, accounts which have the same address. Additional copies of prospectuses and reports to shareholders are available upon request by calling the Fund at (800) 438-5789.

                                  PERFORMANCE

  From time to time, the Fund may quote performance and yield data for Class K shares of the Fund in advertisements or in communications to shareholders. The total return of Class K shares of the Fund may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average percentage change in value of an investment in a class of shares in the Fund from the beginning date of the measuring period to the end of the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made during the period are reinvested in the same class of shares.

  The yield of a class of shares in the Fund is computed based on the net income of such class in the Fund during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, the Fund's yield for a class of shares is computed by dividing the per share net income for the class during a 30-day (or one-month) period by the maximum offering price per Share on the last day of the period and annualizing the result on a semi-annual basis.

  The Fund may compare the performance of the Class K shares to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, including, for example, Lipper Analytical Services, Inc., the Lehman Brothers Government/Corporate Bond Index, a recognized unmanaged index of government and corporate bonds, the Standard & Poor's 500 Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Performance and yield data as reported in national financial publications such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares in the Fund.

  Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of a class of shares in the Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their customers' accounts in connection with investments in the Fund will not be included in calculations of yield and performance.

  Quotations of total return for Class K shares will reflect the fees for certain shareholder services described in this Prospectus.

                     MUNDER SHORT TERM TREASURY FUND
                               480 PIERCE STREET
                          BIRMINGHAM, MICHIGAN 48009
                           TELEPHONE (800) 438-5789

PROSPECTUS

CLASS Y SHARES

  The Munder Short Term Treasury Fund (the "Fund") is a series of shares issued by The Munder Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment objective is to provide shareholders with a high level of current income consistent with capital preservation. The Fund seeks to achieve its objective by investing only in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. There can be no assurance that the Fund's investment objective will be achieved. The net asset value per share of the Fund will fluctuate in response to changes in market conditions and other factors.

  Munder Capital Management (the "Advisor") serves as investment advisor to the Fund.

  This Prospectus contains the information that a prospective investor should know before investing in the Fund. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated December 14, 1996, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Fund at
(800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.

            THE DATE OF THIS PROSPECTUS IS DECEMBER 14, 1996.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Fund
  Expense Table............................................................   3
  Investment Objective and Policies........................................   3
  Portfolio Instruments and Practices and Associated Risk Factors..........   4
  Investment Limitations...................................................   6
  Purchases and Redemptions of Shares......................................   6
  Dividends and Distributions..............................................   8
Other Information
  Net Asset Value..........................................................   8
  Management...............................................................   9
  Taxes....................................................................  10
  Description of Shares....................................................  11
  Performance..............................................................  12

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION, OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR, FUNDS DISTRIBUTOR, INC. (THE "DISTRIBUTOR"). THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 EXPENSE TABLE

  The following table sets forth certain costs and expenses that an investor will incur either directly or indirectly as a shareholder of Class Y shares of the Fund based on estimated operating expenses for the current fiscal year.

Annual operating expenses:
 (as a percentage of average net assets)
 Advisory fees ............................................................ .25%
 Other expenses ........................................................... .25%
                                                                            ----
 Total fund operating expenses ............................................ .50%
                                                                            ====

  "Other expenses" in the above table include fees for shareholder services, administrator fees, custodial fees, legal and accounting fees, printing costs, registration fees, fees for any portfolio valuation service, the cost of regulatory compliance, the costs of maintaining the Fund's legal existence and the costs involved with communicating with shareholders. The amount of "Other expenses" in the expense table above is based on estimated expenses and projected assets for the current fiscal year. The nature of the services for which the Fund is obligated to pay advisory fees is described under "Management." Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Fund are in addition to the expenses shown in the above Expense Table and the Example shown below.

 Example

  The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based on payment by the Fund of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

                                                                   1 YEAR 3 YEAR
                                                                   ------ ------
An investor would pay the following expenses on a $1,000
 investment, assuming (1) a hypothetical 5% annual return and (2)
 redemption at the end of each time period: .....................    $5    $16

  The foregoing Expense Table and Example are intended to assist investors in understanding the various shareholder transaction expenses and operating expenses of the Fund that investors bear either directly or indirectly.

  THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                   THE FUND

  The Munder Short Term Treasury Fund (the "Fund") is a series of shares issued by the Company, an open-end management investment company. The Company was organized under the laws of the State of Maryland on November 18, 1992 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                       INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is to provide shareholders with a high level of current income consistent with capital preservation. The Fund seeks to achieve its objective by investing only in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. Under normal market conditions, the Fund will invest 100% of its total assets in these securities. Under normal circumstances, the Fund will enter into repurchase agreements with maturities of seven days or less and will invest in securities with remaining maturities of three years or less. The dollar-weighted average maturity of the Fund's portfolio is not expected to exceed two years. The Fund also may borrow money for temporary purposes and to meet redemption requests and may enter into reverse repurchase agreements. In addition, the Fund may lend portfolio securities, purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. See "Portfolio Instruments and Practices and Associated Risk Factors." There can be no assurance that the Fund's investment objective will be achieved.

  The Fund is not a money market fund and, although it seeks to maintain minimum fluctuation of principal value, no assurance can be given that, when an investor desires to redeem Fund shares, the then-current net asset value per share will be at or greater than the net asset value per share at the time of purchase.

  The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

        PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK FACTORS

  U.S. Treasury Securities. Securities purchased by the Fund are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the U.S. government. These securities presently consist of U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities greater than ten years.

  Zero Coupon Treasury Securities. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

  The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

  Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

  Repurchase Agreements. The Fund may agree to purchase U.S. Treasury securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with which the Fund may enter into repurchase agreements include member banks of the Federal Reserve system, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

  Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. However, the Fund is authorized to borrow money in amounts up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowing by the Fund creates an opportunity for greater total return but, at the same time, increases exposure to capital risk. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. However, the Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.

  Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

  When-Issued Purchases and Forward Commitments. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. The Fund will establish a segregated account consisting of cash, U.S. Government securities or other high grade debt obligations in an amount equal to the amount of its when-issued purchases and forward commitments. The Fund's when-issued purchases and forward purchase commitments are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objective.

  Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in the recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially.

  Portfolio Transactions and Turnover. All orders for the purchase or sale of securities on behalf of the Fund are placed by the Advisor with broker/dealers that the Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund's investment objective and policies. It is anticipated that the Fund's annual portfolio turnover rate will range from 100% to 200%.

                             INVESTMENT LIMITATIONS

  The Fund's investment objective and policies may be changed by the Company's Board of Directors without shareholder approval. No assurance can be given that the Fund will achieve its investment objective.

  The Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Fund" (as defined in the Statement of Additional Information). The following descriptions summarize several of the Fund's fundamental investment policies, which are set forth in full in the Statement of Additional Information.

  The Fund may not:

    (1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

    (2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; or

    (3) borrow money, which includes entering into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money for temporary purposes in amounts up to 5% of the value of the Fund's total assets and borrow money for the purpose of meeting redemption requests in amounts, when aggregated with borrowings for temporary purposes and reverse repurchase agreements, up to 33 1/3% of the value of the Fund's assets.

  These investment limitations are applied at the time investment securities are purchased.

                      PURCHASES AND REDEMPTIONS OF SHARES

  Shares of the Fund are sold on a continuous basis for the Fund by the Distributor. The Distributor is a registered broker/dealer with principal offices at 60 State Street, Boston, Massachusetts 02109.

PURCHASE OF SHARES

  Class Y Shares of the Fund are sold without an initial or contingent deferred sales charge to fiduciary and discretionary accounts of institutions, "institutional investors," Directors, trustees, officers and employees of the Company, The Munder Funds Trust, the Advisor, the Distributor and the Advisor's investment advisory clients and family members of the Advisor's employees. "Institutional investors" may include financial institutions (such as banks, savings institutions and credit unions); pension and profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers; and broker-dealers acting for their own accounts or for the accounts of such institutional investors. A minimum initial investment of $500,000 for Class Y Shares of the Fund is required for fiduciary and discretionary accounts of institutions and institutional investors.

  Shares of the Fund are sold at net asset value per share next determined on that day after receipt of a purchase order. Purchase orders by an institution for Class Y shares must be received, together with payment, by the Distributor or the Fund's Transfer Agent before the close of regular trading hours (currently 4:00 p.m. New York City time) on the New York Stock Exchange (the "Exchange"), on any Business Day (as defined below). Payment for such shares must be made by institutions in Federal funds or other funds immediately available to the Custodian no later than 4:00 p.m. (New York City time) on the next Business Day following the receipt of the purchase order.

  It is the responsibility of the institution to transmit orders for purchases by their customers and to deliver required funds on a timely basis. If funds are not received within the periods described above, the order will be canceled, notice thereof will be given, and the institution will be responsible for any loss to the Fund or its shareholders. Institutions may charge certain account fees depending on the type of account the investor has established with the institution. In addition, an institution may receive fees from the Fund with respect to the investments of its customers as described below under "Management." Payments for Class Y Shares of the Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information see "In-Kind Purchases" in the Statement of Additional Information.

  Purchases may be effected on days on which the Exchange is open for business (a "Business Day"). The Company reserves the right to reject any purchase order. Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

  Neither the Company, the Distributor nor the Transfer Agent will be responsible for the authenticity of telephone instructions for the purchase or redemption of shares where such instructions are reasonably believed to be genuine. Accordingly, the Institution will bear the risk of loss. The Company will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable. To the extent that the Company fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized.

AUTOMATIC INVESTMENT PLAN ("AIP")

  An investor in Class Y Shares of the Fund may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account by completing the AIP Application Form. The minimum pre-authorized investment is $50.

REDEMPTION OF SHARES

  Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution. The Fund intends to pay cash for all shares redeemed, but in unusual circumstances may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  Share balances may be redeemed pursuant to arrangements between institutions and investors. It is the responsibility of an institution to transmit redemption orders to the Fund's Transfer Agent and to credit its Customers' accounts with the redemption proceeds on a timely basis. If the Transfer Agent receives a redemption order prior to 4:00 p.m. (New York City time), the redemption proceeds for shares of the Fund are normally wired to the redeeming institution the following Business Day. The Fund reserves the right to delay the wiring of redemption proceeds for up to seven days after it receives a redemption order if, in the judgment of the Investment Advisor, an earlier payment could adversely affect the Fund.

REDEMPTION BY CHECK

  Free checkwriting is available with respect to Class Y Shares of the Fund. With this service, a shareholder may write checks in the amount of $500 or more. To obtain checks, a shareholder must complete the Signature Card Section of the Account Application Form. To establish this checkwriting service after opening an account, the shareholder must contact the Fund to obtain an Account Application Form. Upon 30 days' prior written notice to shareholders, the checkwriting privilege may be modified or terminated. An investor cannot close an account in the Fund by writing a check. A shareholder will receive the dividends declared on the shares to be redeemed up to the date that a check is presented to the Custodian for payment.

EXCHANGES

  Class Y Shares of the Fund may be exchanged for Class Y Shares of other funds of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust, based on their respective net asset values, without the imposition of any sales charges.

  Any shares involved in an exchange must satisfy the requirements relating to the minimum initial investment in an investment portfolio of the Company, The Munder Funds Trust or The Munder Framlington Funds Trust, and the shares involved must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial advisor and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange, as set forth in the applicable prospectus. An investor who is considering an exchange may obtain a copy of the prospectus for any investment portfolio of the Company or The Munder Funds Trust by contacting his or her broker or the Fund at (800) 438-5789. Certain brokers may charge a fee for handling exchanges.

  The Company reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modifications, except where notice is not required.

                          DIVIDENDS AND DISTRIBUTIONS

  The Fund expects to pay dividends and distributions from the net income and capital gains, if any, earned on investments held by the Fund. The net income of the Fund is declared daily as a dividend and paid monthly. Generally, dividends are paid within six business days after month-end.

  The Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually. Dividends and capital gains are paid in the form of additional shares of the same class of the Fund unless a shareholder requests that dividends and capital gains be paid in cash. In the absence of this request on the Account Application Form or in a subsequent request, each purchase of shares is made on the understanding that the Fund's Transfer Agent is automatically appointed to receive the dividends upon all shares in the shareholder's account and to reinvest them in full and fractional shares of the same class of the Fund at the net asset value in effect at the close of business on the reinvestment date. Dividends are automatically paid in cash (along with any redemption proceeds) not later than seven business days after a shareholder closes an account with the Fund.

  The Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular fund of the Company are allocated among all funds of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable. Except as noted in this Prospectus and the Statement of Additional Information, the Fund's service contractors bear expenses in connection with the performance of their services, and the Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                NET ASSET VALUE

  Net asset value for Class Y Shares in the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to that class, less the liabilities charged to that class, by the number of outstanding shares of that class.

  The net asset value per share of the Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m., New York time) on each Business Day. Securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

  The Company does not accept purchase and redemption orders on days on which the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                                  MANAGEMENT

BOARD OF DIRECTORS

  The Company is managed under the direction of its governing Board of Directors. The Statement of Additional Information contains the name and background information of each Director.

INVESTMENT ADVISOR

  Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009, serves as the Fund's investment advisor. The Advisor was formed in December 1994. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of September 30, 1996, the Advisor and its affiliates had approximately $36 billion in assets under active management, of which $18 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $10 billion were invested in other fixed income securities.

  Subject to the supervision of the Board of Directors of the Company, the Advisor provides overall investment management for the Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the Fund's securities transactions and provides periodic and special reports to the Board of Directors as requested.

  For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of .25% of the Fund's average daily net assets.

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Fund or its shareholders.

PORTFOLIO MANAGER

  Sharon E. Fayolle, Vice President and Director of Money Market Trading for the Advisor, is primarily responsible for the day to day management of the investment selections of the Fund. She is also responsible for overseeing the management of cash portfolios, money market funds and foreign currency trading since May, 1996. She has co-managed the International Bond Fund since October, 1996. Prior to joining the Advisor in 1996, she was employed in the investment area of Ford Motor Company as European Portfolio Manager responsible for investment and cash management for Ford's European operations (August, 1981 to April, 1996).

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

  First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 (the "Administrator"), serves as administrator for the Company. First Data is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Company in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

  First Data also serves as the Company's transfer agent and dividend disbursing agent. Shareholder inquiries may be directed to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.

  As compensation for these services, the Administrator and Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which they provide services, computed daily and payable monthly at the rate of .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion with respect to the Administrator and .02% of the first $2.8 billion of net assets, plus .015% of the next $2.2 billion of net assets, plus .01% of all net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Fund and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

  Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. The Custodian is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor, for which the custodian provides services, computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million. The Custodian also receives certain transaction based fees.

  For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.

                                     TAXES

  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for 1986, as amended (the "Code"). Such qualification relieves the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

  Qualification as a regulated investment company under the Code for any taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such year. In general the Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income each taxable year. Such distributions will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code if applicable requirements are met.)

  Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually. The Fund will generally have no Federal income tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not currently exempt from Federal income taxes as long-term capital gains, no matter how long the shareholders have held their shares.

  A taxable gain or loss may also be realized by a holder of shares in the Fund upon the redemption or transfer of shares depending upon the tax basis of the shares and their price at the time of the transaction.

  Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

  Before purchasing shares in the Funds, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

  On an annual basis, the Company will send written notices to record owners of shares regarding the Federal tax status of distributions made by the Fund. Since this is not an exhaustive discussion of applicable tax consequences and since state and local taxes may be different from the Federal taxes described above, investors may wish to contact their tax advisors concerning investments in the Fund. With respect to state and local taxes, investors should consult with their tax advisors as to whether Fund distributions attributable to interest income earned on U.S. treasury securities may be eligible for exemption from state and/or local income tax.

                             DESCRIPTION OF SHARES

  The Fund operates as one series of the Company. The Company was organized as a Maryland corporation on November 18, 1992 and is also registered under the 1940 Act as an open-end management investment company. The Company's Articles of Incorporation authorize the Directors to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority the Directors have authorized the issuance of shares of common stock representing interests in Equity Selection Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Value Fund, International Bond Fund, Short Term Treasury Fund, Money Market Fund and NetNet Fund, each of which, except International Bond Fund, is classified as a diversified investment company under the 1940 Act.

  The shares of the Fund are offered as five separate classes of common stock, $.01 par value per share, designated Class A Shares, Class B Shares, Class C Shares, Class K Shares and Class Y Shares. All shares represent interests in the same assets of the Fund and are identical in all respects except that each class bears different service and distribution expenses and may bear various class-specific expenses (which may affect performance), and each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Shares of the Fund issued are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Investors may call the Fund at (800) 438-5789 for more information concerning other classes of Shares of the Fund. This Prospectus relates only to the Class Y Shares of the Fund.

  The Company's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Fund, except where otherwise required by law or when the Directors determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. The Company is not required and does not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Company. To the extent required by law, the Company will assist in shareholder communications in connection with such a meeting. For further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

REPORTS TO SHAREHOLDERS

  The Fund will seek to eliminate duplicate mailings of prospectuses and shareholders reports to accounts which have the same primary record owner, and with respect to joint tenant accounts or tenant in common accounts, accounts which have the same address. Additional copies of prospectuses and reports to shareholders are available upon request by calling the Fund at (800) 438-5789.

                                  PERFORMANCE

  From time to time, the Fund may quote performance and yield data for Class Y Shares of the Fund in advertisements or in communications to shareholders. The total return of a class of shares in the Fund may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average percentage change in value of an investment in a class of shares in the Fund from the beginning date of the measuring period to the end of the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made during the period are reinvested in the same class of shares.

  The yield of a class of shares in the Fund is computed based on the net income of such class in the Fund during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, the Fund's yield for a class of shares is computed by dividing the per share net income for the class during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

  The Fund may compare the performance of its shares to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, including, for example, Lipper Analytical Services, Inc., the Lehman Brothers Government/Corporate Bond Index, a recognized unmanaged index of government and corporate bonds, the Standard & Poor's 500 Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Performance and yield data as reported in national financial publications such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares in the Fund.

  Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of a class of Shares in the Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their customers' accounts in connection with investments in the Fund will not be included in calculations of yield and performance.

                        MUNDER SHORT TERM TREASURY FUND
                      STATEMENT OF ADDITIONAL INFORMATION
                               DECEMBER 14, 1996


          The Munder Short Term Treasury Fund (the "Fund") is a series of shares issued by The Munder Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management (the "Advisor").

          This Statement of Additional Information is intended to supplement the information provided to investors in the Fund's Prospectuses dated December 14, 1996 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Fund's Prospectuses dated December 14, 1996. The contents of this Statement of Additional Information are incorporated by reference in the Prospectuses in their entirety. A copy of each Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling the Fund at (800) 438-5789. This Statement of Additional Information is dated December 14, 1996.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS

                                                                                    PAGE

GENERAL...........................................................................     3
FUND INVESTMENTS..................................................................     3
   Repurchase Agreements..........................................................     3
   Borrowing......................................................................     3
   Reverse Repurchase Agreements..................................................     4
   When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions)..     4
   Lending of Portfolio Securities................................................     5
ADDITIONAL INVESTMENT LIMITATIONS.................................................     5
DIRECTORS AND OFFICERS............................................................     7
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS................................    13
   Investment Advisor.............................................................    13
   Distribution Agreement.........................................................    13
   Administration Agreement.......................................................    15
   Custodian and Transfer Agency Agreements.......................................    15
PORTFOLIO TRANSACTIONS............................................................    17
PURCHASE AND REDEMPTION INFORMATION...............................................    19
   Purchases......................................................................    19
   Letter of Intent...............................................................    19
   Retirement Plans...............................................................    20
   In-Kind Purchases..............................................................    20
   Redemptions....................................................................    20
   Systematic Withdrawals.........................................................    20
   Other Information..............................................................    21
   Exchanges......................................................................    21
NET ASSET VALUE...................................................................    22
PERFORMANCE INFORMATION...........................................................    22
TAXES.............................................................................    24
ADDITIONAL INFORMATION CONCERNING SHARES..........................................    27
MISCELLANEOUS.....................................................................    28
   Counsel........................................................................    28
   Independent Auditors...........................................................    28
   Shareholder Approvals..........................................................    28
REGISTRATION STATEMENT............................................................    29

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectuses in connection with the offering made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectuses do not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                    GENERAL

          The Company was organized as a Maryland corporation on November 18, 1992. As stated in each Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("Old MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.


                               FUND INVESTMENTS

          The following supplements the information contained in the Fund's Prospectuses concerning the investment objective and policies of the Fund. The Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its objective.

          REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations.

          The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

          Securities subject to repurchase agreements will be held by the Company's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          BORROWING. The Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

          REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain, in a segregated account, cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

          WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY TRANSACTIONS). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

          When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

          The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

          When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned.
  These
loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the
Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending
portfolio securities, as with other extensions of credit, consists of a possible delay
in recovery of the securities or a possible loss of rights in the collateral should the
borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

                       ADDITIONAL INVESTMENT LIMITATIONS

          The Fund is subject to the investment limitations enumerated in this section which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

                                    The Fund may not:

          1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities, at the close of each quarter of its taxable year;

          2. Invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

          3. Borrow money or enter into repurchase agreements (as defined in the 1940 Act) except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

          4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 2 above;

          5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

          6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling portfolio securities;

          7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

          8. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary for the clearance of purchase and sales of portfolio securities;

          9. Make investments for the purpose of exercising control of management; or

          10.  Invest in commodities or commodity futures contracts.

          11. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except as permitted under the 1940 Act.

     Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

          1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable;

          2. Invest in other investment companies except as permitted under the 1940 Act.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund's holdings of illiquid securities exceeds 15% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


                             DIRECTORS AND OFFICERS

          The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:



Name, Address and Age        Positions with Company     Principal Occupations
During the Past Five Years   ----------------------  ---------------------------
---------------------------

Charles W. Elliott 1/        Chairman of the Board   Senior Advisor to the
3338 Bronson Boulevard       of Directors            President - Western
Kalmazoo, MI  49008                                  Michigan University since
Age: 64                                              July 1995; prior to that
                                                     Executive Vice President -
                                                     Administration & Chief
                                                     Financial Officer, Kellogg
                                                     Company from January 1987
                                                     through June 1995; before
                                                     that Price Waterhouse.
                                                     Board of Directors,
                                                     Steelcase Financial
                                                     Corporation.


John Rakolta, Jr.            Director and Vice       Chairman, Walbridge
1876 Rathmor                 Chairman of the Board   Aldinger Company
Bloomfield Hills, MI  48304  of Directors
Age: 49


Thomas B. Bender             Director                Investment Advisor,
7 Wood Ridge Road                                    Financial & Investment
Glen Arbor, MI  49636                                Management Group (since
Age: 63                                              April, 1991); Vice
                                                     President Institutional
                                                     Sales, Kidder, Peabody &
                                                     Co. (Retired April, 1991).



David J. Brophy              Director                Professor, University of
1025 Martin Place                                    Michigan; Director, River
Ann Arbor, MI  48104                                 Place Financial Corp.;
Age: 60                                              Trustee, Renaissance
                                                     Assets Trust.


Dr. Joseph E. Champagne      Director                Corporate and Executive
319 Snell Road                                       Consultant since September
Rochester, MI  48306                                 1995; prior to that
Age: 58                                              Chancellor, Lamar
                                                     University from September
                                                     1994 until September 1995;
                                                     before that Consultant to
                                                     Management, Lamar
                                                     University; President and
                                                     Chief Executive Officer,
                                                     Crittenton Corporation,
                                                     Crittenton Development
                                                     Corporation until August
                                                     1993; before that
                                                     President, Oakland
                                                     University of Rochester,
                                                     MI, until August 1991;
                                                     Member, Board of
                                                     Directors, Ross Operating
                                                     Valve of Troy, MI



Thomas D. Eckert             Director                President and COO,
10726 Falls Pointe Drive                             Mid-Atlantic Group of
Great Falls, VA  22066                               Pulte Home Corporation
Age: 49



Jack L. Otto                 Director                Retired; Director of
6532 W. Beech Tree Road                              Standard Federal Bank;
Glen Arbor, MI  49636                                Executive Director,
Age: 70                                              McGregor Fund (a private
                                                     philanthropic foundation)
                                                     1981-1985; Managing
                                                     Partner, Detroit office of
                                                     Ernst & Young, until 1981.


Arthur DeRoy Rodecker        Director                President, Rodecker &
4000 Town Center                                     Company, Investment
Suite 101                                            Brokers, Inc. since
Southfield, MI  48075                                November 1976; President,
Age: 69                                              RAC Advisors, Inc.,
                                                     Registered Investment
                                                     Advisor since February
                                                     1979; President and
                                                     Trustee, Helen L. DeRoy
                                                     Foundation, a charitable
                                                     foundation; Vice President
                                                     and Trustee, DeRoy
                                                     Testamentary Foundation, a
                                                     charitable foundation;
                                                     Trustee, Providence
                                                     Hospital Foundation.




Lee P. Munder                President               President and CEO of the
480 Pierce Street                                    Advisor; Chief Executive
Suite 300                                            Officer and President of
Birmingham, MI  48009                                Old MCM, Inc.; Chief
Age: 51                                              Executive Officer of World
                                                     Asset Management; and
                                                     Director, LPM Investment
                                                     Services, Inc. ("LPM").




Terry H. Gardner             Vice President, Chief   Vice President and Chief
480 Pierce Street            Financial Officer and   Financial Officer of the
Suite 300                    Treasurer               Advisor; Vice President
Birmingham, MI  48009                                and Chief Financial
Age: 36                                              Officer of Old MCM, Inc.
                                                     (February 1993 to
                                                     present); Audit Manager
                                                     Arthur Andersen & Co.
                                                     (1991 to February 1993);
                                                     Secretary of LPM


Paul Tobias                  Vice President          Executive Vice President
480 Pierce Street                                    and Chief Operating
Suite 300                                            Officer of the Advisor
Birmingham, MI  48009                                (since April 1995) and
Age: 45                                              Executive Vice President
                                                     of Comerica, Inc.




Gerald Seizert               Vice President          Executive Vice President
480 Pierce Street                                    and Chief Investment
Suite 300                                            Officer/Equities of the
Birmingham, MI  48009                                Advisor (since April
Age: 44                                              1995); Managing Director
                                                     (1991-1995), Director
                                                     (1992-1995) and Vice
                                                     President (1984-1991) of
                                                     Loomis, Sayles and
                                                     Company, L.P.




Elyse G. Essick              Vice President          Vice President and
480 Pierce Street                                    Director of Marketing for
Suite 300                                            the Advisor; Vice
Birmingham, MI  48009                                President and Director of
Age: 38                                              Client Services of Old
                                                     MCM, Inc. (August 1988 to
                                                     December 1994).




James C. Robinson            Vice President          Vice President and Chief
480 Pierce Street                                    Investment Officer/Fixed
Suite 300                                            Income for the Advisor;
Birmingham, MI  48009                                Vice President and
Age: 35                                              Director of Fixed Income
                                                     of Old MCM, Inc.
                                                     (1987-1994).


Leonard J. Barr, II          Vice President          Vice President and
480 Pierce Street                                    Director of Core Equity
Suite 300                                            Research of the Advisor;
Birmingham, MI  48009                                Director and Senior Vice
Age: 52                                              President of Old MCM, Inc.
                                                     (since 1988); Director of
                                                     LPM.




Ann F. Putallaz              Vice President          Vice President and
480 Pierce Street                                    Director of Fiduciary
Suite 300                                            Services of the Advisor
Birmingham, MI  48009                                (since January 1995);
Age: 51                                              Director of Client and
                                                     Marketing Services of
                                                     Woodbridge Capital
                                                     Management, Inc.




Richard H. Rose              Assistant Treasurer     Senior Vice President,
First Data Investor                                  First Data Investor
 Services                                            Services Group, Inc.
  Group, Inc.                                        (since May 6, 1994).
One Exchange Place                                   Formerly, Senior Vice
6th Floor                                            President, The Boston
Boston,  MA  02109                                   Company Advisors, Inc.
Age:  41                                             since November 1989.

Lisa A. Rosen                Secretary, Assistant    General Counsel of the
480 Pierce Street            Treasurer               Advisor since May, 1996;
Suite 300                                            Formerly Counsel, First
Birmingham, MI  48009                                Data Investor Services
Age: 29                                              Group, Inc.; Assistant
                                                     Vice President and Counsel
                                                     with The Boston Company
                                                     Advisors, Inc.; Associate
                                                     with Hutchins, Wheeler &
                                                     Dittmar.




Teresa M. R. Hamlin          Assistant Secretary     Counsel, First Data
First Data Investor                                  Investor Services Group,
 Services Group, Inc.                                Inc.; Formerly Paralegal
One Exchange Place                                   Manager, The Boston
6th Floor                                            Company Advisors, Inc.
Boston, MA  02109
Age:  33

1/   Director is an "interested person" of the Company as defined in the 1940
     Act.


     Directors of the Company receive an aggregate fee from the Company, The Munder Funds Trust (the "Trust"), The Munder Framlington Funds Trust ("Framlington Trust") and St. Clair Funds, Inc. ("St. Clair") comprised of an annual retainer fee and a fee for each Board meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

     The following table summarizes the compensation paid by the Company and the Trust to their respective Directors/Trustees for the fiscal year ended June 30, 1996. Neither Framlington Trust or St. Clair had operations during the fiscal year ended June 30, 1996.







                               Aggregate           Pension
                              Compensation        Retirement        Estimated
         Name of           from the Trust and  Benefits Accrued  Annual Benefits  Total from
         Person                   the             as Part of          upon         the Fund
      and Position              Company         Fund Expenses      Retirement      Complex
      ------------         ------------------  ----------------  ---------------  ----------
Charles W. Elliott                 $14,000.00        None             None        $14,000.00
Chairman

John Rakolta, Jr.                  $14,000.00        None             None        $14,000.00
Vice Chairman

Thomas B. Bender                   $14,000.00        None             None        $14,000.00

David J. Brophy                    $14,000.00        None             None        $14,000.00
Trustee and Director

Dr. Joseph E. Champagne            $14,000.00        None             None        $14,000.00
Trustee and Director

Thomas D. Eckert                   $14,000.00        None             None        $14,000.00
Trustee and Director

Jack L. Otto                       $14,000.00        None             None        $14,000.00
Trustee and Director


Arthur DeRoy Rodecker              $14,000.00        None             None        $14,000.00
Trustee and Director

     No officer, director or employee of the Advisor, Comerica, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust, the Company, St. Clair or Framlington Trust.

     The Company will not employ Rodecker & Company, Investment Brokers, Inc. to effect brokerage transactions for the Funds.


               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

          INVESTMENT ADVISOR. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

          Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

          For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.25% of average daily net assets of the Fund.

          The Fund's Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with the Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

          DISTRIBUTION AGREEMENT. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Fund (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

          DISTRIBUTION SERVICES ARRANGEMENTS - CLASS A, CLASS B AND CLASS C SHARES. The Fund has adopted a Service Plan with respect to its Class A Shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service Plans, the Distributor is paid an annual service fee at the rate of 0.25% of the value of average daily net assets of the Class A Shares of the Fund. The Fund has adopted a Service and Distribution Plan with respect to its Class B and Class C Shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. Under the Service and Distribution Plans, the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Class B and Class C Shares of the Fund and an annual distribution fee at the rate of 0.75% of the value of average daily net assets of the Class B and Class C Shares of the Fund.

          Under the terms of the Service Plan and both Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the relevant class of the Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

          With respect to Class B and Class C Shares of the Fund, the Distributor expects to pay sales commissions to dealers authorized to sell the Fund's Class B and Class C Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the relevant Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

          SHAREHOLDER SERVICING ARRANGEMENTS - CLASS K SHARES. As stated in the Fund's Prospectus, Class K Shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with the Company to provide support services to their Customers who beneficially own Class K Shares in consideration of the Fund's payment of not more than 0.25% (on an annualized basis) of the average daily net asset value of the Class K Shares beneficially owned by the Customers.

          Services provided by institutions under their service agreements may include (i) aggregating and processing purchase and redemption requests for Class K Shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing Customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K Shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Company's arrangements with institutions; and (x) providing such other similar services the Company may reasonably request to the extent the institutions are permitted to do so under applicable statues, rules and regulations.

          Pursuant to the Company's agreements with such institutions, the Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with institutions and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of the Board of Directors including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

          The Board of Directors has approved the arrangements with the institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and its shareholders by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

          ADMINISTRATION AGREEMENT. First Data Investor Services Group, Inc. ("First Data") located at 53 State Street, Boston, Massachusetts 02109 serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). First Data has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company.

          The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

          CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, maintains custody of the Fund's assets pursuant to a custodian agreement ("Custody Agreement") with the Company. Under the Custody Agreement, the Custodian (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Fund's operations. The Custodian is authorized to select one or more domestic or foreign banks or trust companies to serve as sub-custodian on behalf of the Fund.

          First Data also serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which First Data (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.


          Comerica Bank. As stated in the Fund's Class K Shares Prospectus, Class K Shares of the Fund are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company) and its affiliates and subsidiaries and other institutions that have entered into agreements with the Company providing for shareholder services for their customers.

          Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

          The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

          Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Fund or result in a financial loss to any shareholder of the Fund.

          It should be noted that future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Comerica and certain other institutions from continuing to perform certain services for Class K Shares of the Fund.

          Should future legislative, judicial or administrative action prohibit or restrict the activities of Comerica and/or other institutions in connection with the provision of services on behalf of Class K Shares of the Fund, the Company might be required to alter materially or discontinue its arrangements with the institutions and change its method of operations with respect to Comerica and certain other institutions. It is not anticipated, however, that any change in the Fund's method of operations would affect the net asset value per share of the Fund or result in a financial loss to any holder of Class K Shares of the Fund.

          OTHER INFORMATION PERTAINING TO DISTRIBUTION, ADMINISTRATION, CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. As stated in the Prospectuses, the Administrator and Transfer Agent each receives, as compensation for its services, fees from the Fund based on the aggregate average daily net assets of the Fund and other investment portfolios advised by the Advisor. The Custodian receives a separate fee for its services. In approving the Administration Agreement and Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and the fact that neither the Administrator nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under federal and state law in approving these agreements.

          Comerica Bank provides custodial services to the Fund. As compensation for its services, Comerica Bank is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios for which Comerica Bank provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, plus 0.01% of all net assets in excess of $600 million. Comerica Bank also receives certain transaction based fees.


                             PORTFOLIO TRANSACTIONS

          Subject to the general supervision of the Board Members, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

          Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in the Fund's interests.

          The portfolio turnover rate of the Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

          In its Advisory Agreements, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreements authorize the Advisor, subject to the prior approval of the Company's Board of Directors, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

          Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

          Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

          Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

          The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

          Except as noted in the Prospectuses and this Statement of Additional Information the Fund's service contractors bear all expenses in connection with the performance of its services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                      PURCHASE AND REDEMPTION INFORMATION

          Purchases and redemptions are discussed in the Fund's Prospectuses and such information is incorporated herein by reference.

          PURCHASES. In addition to the methods of purchasing shares described in each Prospectus, the Fund also offers a pre-authorized checking plan by which investors may accumulate shares of the Fund regularly each month by means of automatic debits to their checking accounts. There is a $50 minimum on each automatic debit. Shareholders may choose this option by checking the appropriate part of the application form or by calling the Fund at (800) 438-5789. Such a plan is voluntary and may be discontinued by the shareholder at any time or by the Company on 30 days' written notice to the shareholder.

          LETTER OF INTENT. Purchasers who intend to invest $100,000 or more in Class A Shares of the Fund within 13 months (whether in one lump sum or in installments the first of which may not be less than 5% of the total intended amount and each subsequent installment not less than $100, including automatic investment and payroll deduction plans), and to beneficially hold the total amount of such shares fully paid for and outstanding simultaneously for at least one full business day before the expiration of that period, should complete the Letter of Intent ("LOI") section in the Application. Payment for not less than 5% of the total intended amount must accompany the executed LOI. Those shares purchased with the first 5% of the intended amount stated in the LOI will be held as "escrowed shares" for as long as the LOI remains unfulfilled. Although the escrowed shares are registered in the investor's name, his full ownership of them is conditional upon fulfillment of the LOI. No escrowed shares can be redeemed by the investor for any purpose until the LOI is fulfilled or terminated. If the LOI is terminated for any reason other than fulfillment, the Transfer Agent will redeem that portion of the escrowed shares required and apply the proceeds to pay any adjustment that may be appropriate to the sales commission on all shares (including the escrowed shares) already purchased under the LOI and apply any unused balance to the investor's account. The LOI is not a binding obligation to purchase any amount of shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to an LOI may be included under a subsequent LOI executed within 90 days of such purchase. In this case, an adjustment will be made at the end of 13 months from the effective date of the LOI at the net asset value per share then in effect, unless the investor makes an earlier written request to the Funds' Distributor upon fulfilling the purchase of Shares under the LOI. In addition, the aggregate value of any shares purchased prior to the 90-day period referred to above may be applied to purchases under a current LOI in fulfilling the total intended purchases under the LOI. However, no adjustment of sales charge previously paid on purchases prior to the 90-day period will be made. Shares acquired through reinvestment of dividends and capital gain distributions are considered in connection with an investor's fulfillment of the LOI.

          RETIREMENT PLANS. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

IN-KIND PURCHASES

          Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in each Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

REDEMPTIONS

          SYSTEMATIC WITHDRAWALS. In addition to the methods of redemption described in each Prospectus, a systematic withdrawal plan is available in which a shareholder of the Fund may elect to receive a fixed amount ($50 minimum), monthly, quarterly, semi-annually, or annually, for accounts with a value of $2,500 or more. Checks are mailed on or about the 10th of each designated month. All certified shares must be placed on deposit under the plan and dividends and capital gain distributions, if any, are automatically reinvested at net asset value for shareholders participating in the plan. If the checks received by a shareholder through the systematic withdrawal plan exceed the dividends and capital appreciation of the shareholder's account, the systematic withdrawal plan will have the effect of reducing the value of the account. Any gains and/or losses realized from redemptions through the systematic withdrawal plan are considered a taxable event by the Internal Revenue Service and must be reported on the shareholders' income tax return. Shareholders should consult with a tax advisor for information on their specific financial situations. At the time of initial investment, a shareholder may request that the check for the systematic withdrawal be sent to an address other than the address of record. The address to which the payment is mailed may be changed by submitting a written request, signed by all registered owners, with their signatures guaranteed. Shareholders may add this option after the account is already established or change the amount on an existing account by calling the Fund at (800) 438-5789. The Fund may terminate the plan on 30 days' written notice to the shareholder.

          OTHER INFORMATION. The Fund reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

          The Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $500 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

          Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming Shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder.

          EXCHANGES. In addition to the method of exchanging shares described in the Fund's Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Fund at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., New York City time. The Fund, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Fund nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                NET ASSET VALUE

          In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.


                            PERFORMANCE INFORMATION

          The Fund may, from time to time, include information regarding its yield or total return in advertisements, sales literature, or reports to shareholders or prospective investors.

          The Fund's 30-day (or one month) standard yield described in each Prospectus is calculated for the Fund in accordance with the method prescribed by the SEC for mutual funds:


                                    YIELD =    2[((a - b)+1)/6 /- 1]
                                                   -----
                                                    cd

Where:    a  = dividends and interest earned by a Fund during the period;

          b  = expenses accrued for the period (net of reimbursements);

          c = average daily number of shares outstanding during the period entitled to receive dividends; and

          d  = maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discount based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). The Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 4.00% of the per share offering price for Class A Shares of the Fund.

     The Fund may advertise its "average annual total return" and will compute such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                    P (1 + T)/n/ = ERV

     Where:    T      =  average annual total return;

               ERV    =  ending redeemable value of a hypothetical $1,000

                         payment made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

               P    =  hypothetical initial payment of $1,000; and

               n    =  period covered by the computation, expressed in years.

     The Fund may advertise its "aggregate total return" and will compute such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                      (ERV)    - 1
                                      -----
          Aggregate Total Return  =     P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Fund's average annual total return and aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares; and the Fund's average annual total return and aggregate total return quotations for Class B Shares will reflect any applicable CDSC; provided that Fund may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A Shares or Class B Shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

     The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. In addition, as stated in the Fund's Prospectuses, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of the Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                     TAXES

          The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax Advisors with specific reference to their own tax situations.

          The Fund will elect to be taxed separately as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

          In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Gain Test"). Interest (including original issue discount and "accrued market discount") received by the Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

          In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Repurchase agreements collateralized by U.S. treasury securities are not treated for purposes of the diversification requirement described in this paragraph as U.S. Government securities.

          Certain debt instruments acquired by the Fund may include "original issue discount" or "market discount". As a result, the Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed above, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

          Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

          The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares. Capital gain dividends are not eligible for the dividends received deduction for corporations.

          Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, although because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35%.

          If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

          Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

          The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

          The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

          Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


                    ADDITIONAL INFORMATION CONCERNING SHARES

          The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Equity Selection Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Real Estate Equity Investment Fund, Small-Cap Value Fund, Value Fund, International Bond Fund, Short Term Treasury Fund, Money Market Fund, and NetNet Fund, respectively. The Shares of each Fund (other than the Money Market Fund and the NetNet Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Fund offers only Class A, Class B and Class C Shares (which may be acquired only through an exchange of shares from the corresponding classes of other Funds of the Company and the Munder Funds Trust) and Class Y Shares. The NetNet Fund offers only one Class of Shares.

          In the event of a liquidation or dissolution of the Company or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset value of the Fund, of any general assets not belonging to the Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the Fund, based on the number of shares of the Fund that are held by each shareholder.

          Holders of all outstanding shares of the Fund will vote together in the aggregate and not by class on all matters, except that only Class A Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, and only Class K Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan.

          Shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. The Fund is affected by a matter unless it is clear that the interests of the Fund in the matter are substantially identical to the interests of other portfolios of the Company or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a

Fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular portfolio.

          Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of the Company's outstanding shares may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable by the Company.

          Shareholder meetings to elect directors will not be held unless and until such time as required by law. At that time, the directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.


                                 MISCELLANEOUS

          COUNSEL. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Company.

          INDEPENDENT AUDITORS. Ernst & Young LLP, serves as the Company's independent auditors.

          SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.


                            REGISTRATION STATEMENT

          This Statement of Additional Information and the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

          Statements contained herein and in the Fund's Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                                       37



PART C.  OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.
		---------------------------------

   	(a)	Financial Statements

Not Applicable.

	(b)	Exhibits (the number of each exhibit relates to the
exhibit designation in Form N-1A):

		(1)	(a)	Articles of Incorporation10

			(b)	Articles of Amendment10

			(c)	Articles Supplementary10

   		(d)	Articles Supplementary for The Munder Small-Cap
Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund, and the NetNet Fund.11

		(e)	Articles Supplementary for The Munder Short Term
Treasury Fund is filed herein.

		(2)		By-Laws1

		(3)		Not Applicable

		(4)	(a)	Specimen security for The Munder Multi-
Season Growth Fund2

			(b)	By-Laws1

		(5)	(a)	Form of Investment Advisory Agreement for
The Munder Multi-Season Growth Fund5

			(b)	Form of Investment Advisory Agreement for
The Munder Money Market Fund5

			(c)	Form of Investment Advisory Agreement for
The Munder Real Estate Equity Investment Fund5

			(d)	Investment Advisory Agreement for The
Munder Value Fund8

			(e)	Investment Advisory Agreement for The
Munder Mid-Cap Growth Fund8

			(f)	Form of Investment Advisory Agreement for
The Munder International Bond Fund10

			(g)	Form of Investment Advisory Agreement for
the NetNet Fund9

			(h)	Form of Investment Advisory Agreement for
The Munder Small-Cap Value Fund10

			(i)	Form of Investment Advisory Agreement for
The Munder Micro-Cap Equity Fund10

   			(j)	Form of Investment Advisory Agreement for
The Munder Equity Selection Fund10

			(k)	Form of Investment Advisory Agreement for
The Munder Short Term Treasury Fund is filed herein.

		(6)	(a)	Underwriting Agreement8

			(b)	Notice to Underwriting Agreement with
respect to The Munder Value Fund and The Munder Mid-Cap Growth
Fund8

			(c)	Notice to Underwriting Agreement with
respect to The Munder International Bond Fund8

			(d)	Notice to Underwriting Agreement with
respect to The Munder Small-Cap Value Fund, The Munder Equity
Selection Fund, The Munder Micro-Cap Equity Fund, and the NetNet
Fund10

   			(e)	Form of Notice to Underwriting Agreement
with respect to the Munder Short Term Treasury Fund is filed herein.

		(7)		Not Applicable

		(8)	(a)	Form of Custodian Contract8

			(b)	Notice to Custodian Contract with respect
to The Munder Value Fund and The Munder Mid-Cap Growth Fund8

			(c)	Notice to Custodian Contract with respect
to the Munder International Bond Fund8

			(d)	Notice to Custodian Contract with respect
to The Munder Small-Cap Value Fund, The Munder Equity Selection
Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

   			(e)	Form of Notice to the Custodian Contract
with respect to The Munder Short Term Treasury Fund is filed herein.

			(f)	Form of Subcustodian Agreement11    .

		(9)	(a)	Transfer Agency and Service Agreement8

			(b)	Notice to Transfer Agency and Service
Agreement with  respect to the Munder Value Fund and the Munder
Mid-Cap Growth Fund8

			(c)	Notice to Transfer Agency and Service
Agreement with respect to the Munder International Bond Fund8

			(d)	Notice to Transfer Agency and Service
Agreement with respect to The Munder Small-Cap Value Fund, The
Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

   			(e)	Form of Notice to Transfer Agency and
Service Agreement with respect to The Munder Short Term Treasury
Fund is filed herein.

			(f)	Administration Agreement8

			(g)	Notice to Administration Agreement with
respect to The Munder Value and The Munder Mid-Cap Growth Fund8

			(h)	Notice to Administration Agreement with
respect to The Munder International Bond Fund8

			(i)	Notice to Administration Agreement with
respect to The Munder Small-Cap Value Fund, The Munder Equity
Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet
Fund10

   			(j)	Form of Notice to Administration Agreement
with respect to The Munder Short Term Treasury Fund is filed herein.

		(10)	(a)	Opinion and Consent of Counsel with
respect to The Munder Multi-Season Growth Fund2

			(b)	Opinion and Consent of Counsel with
respect to The Munder Money Market Fund4

			(c)	Opinion and Consent of Counsel with
respect to The Munder Real Estate Equity Investment Fund3

			(d)	Opinion and Consent of Counsel with
respect to the Munder Value Fund and The Munder Mid-Cap Growth
Fund8

			(e)	Opinion and Consent of Counsel with
respect to the Munder International Bond Fund8

			(f)	Opinion and Consent of Counsel with
respect to the NetNet Fund9

   			(g)	Opinion and Consent of Counsel with
respect to the Munder Small-Cap Value Fund, the Munder Equity
Selection Fund, and the Munder Micro-Cap Equity Fund.11

			(h)	Opinion and Consent of Counsel with
respect to Munder Short Term Treasury Fund is filed herein.

		(11)	(a)	Consent of Dechert Price & Rhoads
(included with Exhibit 10 a-h).

   			(b)	Consent of Ernst & Young LLP11

			(c)	Consent of Arthur Andersen LLP7

			(d)	Letter of Arthur Andersen LLP regarding
change in independent auditor required by Item 304 of Regulation
S-K.7

			(e)	Powers of Attorney9

		(12)		Not Applicable

		(13)		Initial Capital Agreement2

		(14)		Not Applicable

		(15)	(a)	Service Plan for The Munder Multi-Season
Growth Fund Class A Shares5

			(b)	Service and Distribution Plan for The
Munder Multi-Season Growth Fund Class B Shares5

			(c)	Service and Distribution Plan for The
Munder Multi-Season Growth Fund Class D Shares5

			(d)	Service Plan for The Munder Money Market
Fund Class A Shares5

			(e)	Service and Distribution Plan for The
Munder Money Market Fund Class B Shares5

			(f)	Service and Distribution Plan for The
Munder Money Market Fund Class D Shares5

			(g)	Service Plan for The Munder Real Estate
Equity Investment Fund Class A Shares5

			(h)	Service and Distribution Plan for The
Munder Real Estate Equity Investment Fund Class B Shares5

			(i)	Service and Distribution Plan for The
Munder Real Estate Equity Investment Fund Class D Shares5

			(j)	Form of Service Plan for The Munder Multi-
Season Growth Fund Investor Shares6

			(k)	Form of Service Plan for Class K Shares of
The Munder Funds, Inc.10

			(l)	Form of Service Plan for Class A Shares of
The Munder Funds, Inc.10

			(m)	Form of Distribution and Service Plan for
Class B Shares for The Munder Funds, Inc.10

			(n)	Form of Distribution and Service Plan for
Class C Shares for The Munder Funds, Inc.10

			(o)	Form of Distribution and Service Plan for
the NetNet Fund9

   		(16)		Schedule for Computation of Performance
Quotations is filed herein.

		(17)		Not Applicable

		(18)		Multi-Class Plan8

--------------------------------
	1.	Filed in Registrant's initial Registration Statement
on November 18, 1992 and incorporated by reference herein.

	2.	Filed in Pre-Effective Amendment No. 2 to the
Registrant's Registration Statement on February 26, 1993 and incorporated by reference herein.

	3.	Filed in Post-Effective Amendment No. 7 to the
Registrant's Registration Statement on August 26, 1994 and incorporated by reference herein.

	4.	Filed in Post-Effective Amendment No. 2 to the
Registrant's Registration Statement on July 9, 1993 and incorporated by reference herein.

	5.	Filed in Post-Effective Amendment No. 8 to the
Registrant's Registration Statement on February 28, 1995 and incorporated by reference herein.

	6.	Filed in Post-Effective Amendment No. 9 to the
Registrant's Registration Statement on April 13, 1995 and incorporated by reference herein.

	7.	Filed in Post-Effective Amendment No. 12 to the
Registrant's Registration Statement on August 29, 1995 and incorporated by reference herein.

	8.	Filed in Post-Effective Amendment No. 16 to the
Registrant's Registration Statement on June 25, 1996 and incorporated by reference herein.

	9.	Filed in Post-Effective Amendment No. 17 to the
Registrant's Registration Statement on August 9, 1996 and incorporated by reference herein.

	10.	Filed in Post-Effective Amendment No. 18 to the
Registrant's Registration Statement on August 14, 1996 and incorporated by reference herein.

   	11.	Filed in Post-Effective Amendment No. 20 to the
Registrant's Registration Statement on October 28, 1996 and incorporated by reference herein.


Item 25.	Persons Controlled by or Under Common Control with
Registrant.
		--------------------------------------------------

		Not Applicable.


Item 26.	Number of Holders of Securities.
		-------------------------------

		As of October 1, 1996, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:


						Class A	     Class B	Class C	  Class
K     Class Y
						-----------------------------------------
---------------------------------

The Munder Multi-Season Growth Fund			384	1,620	18	141
	101
The Munder Money Market Fund			6	8	1	0	67
The Munder Real Estate Equity			14	9	4	1	28
  Investment Fund
The Munder Mid-Cap Growth Fund			8	17	3	1	23
The Munder Value Fund				5	16	1	2	27
The Munder International Bond Fund			1		1
	1		1		1
The NetNet Fund - as of October 1, 1996, the NetNet Fund had 28 accounts open.


Item 27.	Indemnification.
		---------------

	   	Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related
expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of
Maryland and the Investment Company Act of 1940.   Such
indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law.
The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.
The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

		Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28.	Business and Other Connections of Investment Advisor.
		----------------------------------------------------

Munder Capital Management
-------------------------

								Position
	Name							with Adviser
	----							------------

	Old MCM, Inc.					Partner

	Munder Group LLC					Partner

	WAM Holdings, Inc.					Partner

	Woodbridge Capital Management, Inc.		Partner

	Lee P. Munder						President
and Chief
								Executive Officer

	Leonard J. Barr, II					Senior Vice
President and
								Director of
Research

	Ann J. Conrad						Vice
President and Director of Special Equity Products

	Terry H. Gardner					Vice President and
Chief Financial Officer

	Elyse G. Essick					Vice President and
Director of Client Services

	Sharon E. Fayolle					Vice President and
Director of Money Market Trading

	Otto G. Hinzmann 					Vice President and
Director of Equity Portfolio Management

	Anne K. Kennedy					Vice President and
Director of Corporate Bond Trading

	Ann F. Putallaz					Vice President and
Director of Fiduciary Services

	Peter G. Root						Vice
President and Director of Government Securities Trading

	Lisa A. Rosen						General
Counsel and Director of Mutual Fund Operations

	James C. Robinson					Vice President and
Chief Investment Officer/Fixed Income

	Gerald L. Seizert					Executive Vice
President and Chief Investment Officer/Equity

	Paul D. Tobias						Executive
Vice President and Chief Operating Officer


For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. SEC File No.
801-32415



Item 29.	Principal Underwriters.
		----------------------

	(a)	Funds Distributor, Inc. ("FDI"), located at 60 State
Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

HT Insight Funds, d/b/a Harris Insight Funds
Harris Insight Funds Trust    	Skyline Funds
The Munder Funds Trust        	Foreign Fund, Inc.
St. Clair Funds, Inc.         	Fremont Mutual Funds, Inc.
BJB Investment Funds          	RCM Capital Funds, Inc.
PanAgora Funds
RCM Equity Funds, Inc.
Waterhouse Investors Cash Management Fund, Inc.
LKCM Fund
Pierpont Funds
JPM Advisor Funds
JPM Institutional Funds


	(b)	The information required by this Item 29(b) with
respect to each director, officer or partner of FDI is incorporated by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-20518).

	(c)	Not Applicable

Item 30.	Location of Accounts and Records.
		--------------------------------

	   	The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

(1)	Munder Capital Management, 480 Pierce Street or 255 East
Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)

(2)	First Data Investor Services Group, Inc., 53 State Street,
Exchange Place, Boston, Massachusetts 02109 or 4400 Computer
Drive, Westborough, Massachusetts 01581 (records relating to its functions as administrator and transfer agent)

(3)	Funds Distributor, Inc., 60 State Street, Boston,
Massachusetts 02109 (records relating to its function as distributor)

(4)	Comerica Bank, 1 Detroit Center, 500 Woodward Avenue,
Detroit, Michigan 48226 (records relating to its function as custodian)

Item 31.	Management Services.
		-------------------

		Not Applicable

Item 32.	Undertakings.
		------------

	(a)	Not Applicable.

	(b)	Registrant undertakes to call a meeting of
Shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Investment Company Act of 1940.

	(c)	Registrant undertakes to furnish to each person to
whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

	(d)	Registrant undertakes to file a Post-Effective
Amendment relating to each of the Munder Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Equity Selection Fund, the Munder International Bond Fund, the Munder NetNet Fund and the Munder Short Term Treasury Fund, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registration Statement describing the respective Fund.



SIGNATURES

   	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 21 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 13th day of December, 1996.

The Munder Funds, Inc.

By:	    *
	Lee P. Munder

*By:  /s/ Teresa M.R. Hamlin
Teresa M.R. Hamlin
as Attorney-in-Fact

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

	Signatures				Title			Date


    *                    				President and
Chief 	December 13, 1996
Lee P. Munder					Executive Officer


    *                     				Director
	December 13, 1996
Charles W. Elliott


    *                    				Director
	December 13, 1996
Joseph E. Champagne


    *                    				Director
	December 13, 1996
Arthur DeRoy Rodecker


    *                    				Director
	December 13, 1996
Jack L. Otto


    *                    				Director
	December 13, 1996
Thomas B. Bender


    *                    				Director
	December 13, 1996
Thomas D. Eckert


    *                    				Director
	December 13, 1996
John Rakolta, Jr.


    *                    				Director
	December 13, 1996
David J. Brophy


    *                    				Vice President,
	December 13, 1996
Terry H. Gardner				Treasurer and
						Chief Financial
						Officer


*	By:	/s/ Teresa M.R. Hamlin
		Teresa M.R. Hamlin
		as Attorney-in-Fact



*	The Powers of Attorney are incorporated by reference to
Post-Effective Amendment No. 17 as filed with the Securities and Exchange Commission on August 9, 1996.


EXHIBIT INDEX

	Exhibit				Description

   	(1)(e)		Articles Supplementary for the Munder
Short Term Treasury Fund

(5)(k)	Form of Investment Advisory Agreement for The Munder
Short Term Treasury Fund

(6)(e)	Form of Notice to Underwriting Agreement with respect
to the Munder Short Term Treasury Fund

(8)(e)	Form of Notice to the Custodian Contract with respect
to the Munder Short Term Treasury Fund

(9)(e)	Form of Notice to Transfer Agency and Service
Agreement with respect to the Munder Short Term Treasury Fund

(9)(j)	Form of Notice to Administration Agreement with
respect to the Munder Short Term Treasury Fund

(10)(h)	Opinion and Consent of Counsel with respect to Munder
Short Term Treasury Fund

(16)	Schedule for Computation of Performance Quotations